LoanID	Seller Loan ID	Servicer Loan ID	Loan Exception ID	Exception Type	Exception Grade	Exception	Exception Comments	Exception Information	Amount of Underdisclosure	Compliance Factors	Subject to Predatory - Unable to Test	Origination Date	Statute of Limitation Date	State	Purpose at Origination	Occupancy at Origination	Disposition 3 UAL State	Fitch Exception Level Grade	Moody's Exception Level Grade	DBRS Exception Level Grade	KBRA Exception Level Grade	S&P Exception Level Grade	Date Reported	Date Cure Provided	Cured?	Cleared	Issue with Cure Doc	Unable to Clear	Response Pending Review	QM Status	Seller Comments	TPR Additional Comments
125053	XXXXX		XXXXXXX_932	Property	2	Origination Appraisal is Partial
Documentation in file reflects the subject property value of $XXX; however, the AVM in file reflects a value of $XXX but is dated post close as of XX/XX/XXXX with a retro value date of XX/XX/XXXX.  There is an exception request in file stating the AVM in file at closing had an incorrect address of XXX instead of XXX; however, an approval for this request is not in file.; Client Acknowledged.  Post Close AVM with retro value is sufficient.  Exception Dowgraded.
								Acknowledged				XX/XX/XXXX		XXX	Cash Out: Home Improvement Renovation	Owner occupied		B	B	B	B	B	3/23/2024	03/27/2024		No	No	Yes		Safe Harbor QM (APOR)	Exception Request for AVM ordered post close with retro value.	Acknowledged by Client. Ok to proceed with retro AVM. Low CLTV.
125062	XXXXX		XXXXXXX_3533	Compliance	1	Higher-Priced Mortgage Loan Full Appraisal Not Provided (12 CFR 1026.35(c)(3))
Loan is a Higher-Priced Mortgage Loan and Appraisal product used to qualify is Form XXXX.; See attached Mavent reflecting HPML Pass: The loan's (XXX%) APR is less than the Federal HPML threshold of (XXX%). The threshold is determined by adding X.X points to the comparable average prime offer rate index on the "last date the interest rate is set before consummation." The comparable APOR for this loan is (XXX%).(XX CFR XXXX.XX(a)(X)(iii))

We are allowed to disregard Odd Days interest in APR calculation. See APR Reponse.
Documentation provided to compliance for review. ; The lender provided the Mavent which shows an APOR of X.XX% based on the date of XX/XX/XXXX, however lock documentation in file shows the loan was not locked until XX/XX/XXXX which is an APOR of X.XX% and resulted in QM APR testing exceeding the threshold. The lock document on XX/XX/XXXX shows the loan was a still a floating rate. Exception remains
								Cleared				XX/XX/XXXX		XXX	Limited Cash Out (GSE Definition)	Owner occupied		A	A	A	A	A	3/20/2024	04/09/2024	Yes	Yes				Non-QM: Lender documented all ATR UW factors	No longer HPML	; Borrower X has significant job time - Borrower has XXX years on job
125062	XXXXX		XXXXXXX_-96366	Compliance	1	Charges That Cannot Increase Test
This loan failed the charges that cannot increase test.  (XX CFR §XXXX.XX(e)(X)(i))The loan contains charges that exceed the good faith determination according to §XXXX.XX(e)(X)(i).One or more of the final charges exceed the comparable amount. Your total tolerance violation is $XXX.XX.Please see the Tolerance Comparison Table that displays the Charges That Cannot Increase for a comparison of the data between the provided disclosures.An estimated closing cost disclosed pursuant to §XXXX.XX(e) is in good faith if the charge paid by or imposed on the consumer does not exceed the amount originally disclosed under §XXXX.XX(e)(X)(i).; Lender response:  The AVM expired >XX days from Note Date (Attached), because of the borrower's WVOE delays, requiring the appraisal.
Response and documentation provided to compliance for review.

X/XX/XXXX - provide the date the COC was determined. The AVM appears to have expired on X/X/XXXX, however the fee was not added until the X/XX/XXXX LE; Lock was backdated. Application Date: XX/XX/XX; Lock Date XX/XX/XX. APOR issue on Disclosure docs.
Response provided to compliance for review. ; The AVM expired >XX days from Note Date (Attached), because of the borrower's WVOE delays, requiring the appraisal.
Response and documentation provided to compliance for review. ; TILA XXXb cure required
Refund in the amount of $XXX.XX requires a PCCD, LOE, Copy of refund check and proof of delivery to the borrower OR Valid COC
The Zero tolerance violation is due to the added Appraisal fee of $XXX.XX on LE dated XX/XX/XXXX. The COC in file does not disclosure a valid reason.
								Cleared				XX/XX/XXXX		XXX	Limited Cash Out (GSE Definition)	Owner occupied		A	A	A	A	A	3/20/2024	04/09/2024	Yes	Yes				Non-QM: Lender documented all ATR UW factors	Disclosure #XXX from XX/XX/XXXX reflected the Appraisal Fee change. The AVM FSO Score was Above Threshold – requiring the Appraisal. AVM was pulled XX/XX	Compliance reviewed the documentation and cleared the condition.
125062	XXXXX		XXXXXXX_-96658	Compliance	1	Higher-Priced Mortgage Loan
Higher-Priced Mortgage Loan ( XX CFR §XXXX.XX(a)(X) )The loan is a higher-priced mortgage loan due to the following findings:The loan has a date creditor received application on or after the effective date of XXX X, XXXX, and either:The loan is secured by a first lien with a principal obligation at consummation that does not exceed the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by Freddie Mac ($XXX,XXX.XX) and the APR exceeds the Average Prime Offer Rate (X.XXX%) by X.X% or more; orThe loan is secured by a first lien with a principal obligation at consummation that exceeds the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by Freddie Mac ($XXX,XXX.XX) and the APR exceeds the Average Prime Offer Rate (X.XXX%) by X.X% or more; orThe loan is a subordinate lien and the APR exceeds the Average Prime Offer Rate (X.XXX%) by X.X% or more.; Full appraisal required. An exterior only appraisal was completed. ; HPML Compliant; See attached Mavent reflecting HPML Pass: The loan's (XX.XXX%) APR is less than the Federal HPML threshold of (XX.XX%). The threshold is determined by adding X.X points to the comparable average prime offer rate index on the "last date the interest rate is set before consummation." The comparable APOR for this loan is (X.XX%).(XX CFR XXXX.XX(a)(X)(iii))

We are allowed to disregard Odd Days interest in APR calculation. See APR Reponse.
Documentation provided to compliance for review. ; The lender provided the Mavent which shows an APOR of X.XX% based on the date of XX/XX/XXXX, however lock documentation in file shows the loan was not locked until XX/XX/XXXX which is an APOR of X.XX% and resulted in QM APR testing exceeding the threshold. The lock document on XX/XX/XXXX shows the loan was a still a floating rate. Exception remains
								Cleared				XX/XX/XXXX		XXX	Limited Cash Out (GSE Definition)	Owner occupied		A	A	A	A	A	3/20/2024	04/09/2024	Yes	Yes				Non-QM: Lender documented all ATR UW factors
See attached Mavent reflecting HPML Pass: The loan's (XXX%) APR is less than the Federal HPML threshold of (XXX%). The threshold is determined by adding X.X points to the comparable average prime offer rate index.
We are allowed to disregard Odd Days interest in APR calculation. See APR Reponse.
																																Exception Cleared.
125069	XXXXX		XXXXXXX_651	Credit	1	Borrower Liabilities Verification Indicator is Partial
Borrower liabilities verified indicator is Partial. Unknown “Other” payment in the amount of $XX.XX is reflected on the XXXX as part of the PITIA payment, but there is no supporting documentation in the loan file. Please provide documentation to support the $XX.XX monthly fee, there is no escrow analysis in the file.
								Cleared				XX/XX/XXXX		XXX	Cash Out: Other Multi purpose Unknown purpose	Owner occupied		A	A	A	A	A	3/23/2024	03/29/2024	Yes	Yes				Safe Harbor QM (APOR)	on the "last date the interest rate is set before consummation." The comparable APOR for this loan is (XXX%).(XX CFR XXXX.XX(a)(X)(iii))	Escrow Analysis was provided and confirms the higher escrow payment difference listed as other payment. Exception cleared
125071	XXXXX		XXXXXXX_2110	Credit	2	Qualifying DTI exceeds Guideline Maximum Allowable
Qualifying DTI of XX.XX exceeds guideline maximum of XX.XX.Loan was approved at XX.XXX% DTI, the guidelines allow for a maximum of XX%. ; Qualifying DTI of XX.XX exceeds guideline maximum of XX.XX.Loan was approved at XX.XXX% DTI, the guidelines allow for a maximum of XX%.
Received exception approval allowing DTI exception of XX.XX%. Compensating Factors : Mortage History - XxXX last XX months - Borrower has properties - XzXX last XX mos. on both; FICO > XXX - XXX FICO ; Job Stability > X years - At current employer X years X months.
								Acknowledged				XX/XX/XXXX		XXX	Cash Out: Other Multi purpose Unknown purpose	Owner occupied		B	B	B	B	B	4/10/2024	04/11/2024		No	No	Yes		Safe Harbor QM (APOR)
Credit exception log from our UW attached. Looking for consideration from XXX to purchase as-Is w/comp factors. Compensating Factors : Mortage History - XxXX last XX months - Borrower has properties - XzXX last XX mos. on both; FICO > XXX - XXX FICO ; Job Stability > X years - At current employer XXX years XXX months.
																																Client Acknowledged- XXX FICO, $XXX disposable income
125075	XXXXX		XXXXXXX_-96117	Compliance	1	Qualified Mortgage APR Threshold Finding
This loan has an APR that equals or exceeds the threshold for a qualified mortgage. ( XX CFR §XXXX.XX(e)(X)(vi) )This loan has a note amount of $XXX,XXX.XX and a calculated qualified mortgage APR of XX.XXX%, which equals or exceeds the calculated qualified mortgage APR threshold of XX.XXX%.A qualified mortgage is a covered transaction for which, among other requirements, is not negatively amortizing and:The note amount for a first lien is greater than or equal to $XXX,XXX.XX, and its APR calculated per the requirements of XX CFR §XXXX.XX(e)(X)(vi) is less than the APOR on the date the rate was set plus X.XX%; orThe note amount for a first lien on a manufactured home is less than $XXX,XXX.XX, and its APR calculated per the requirements of XX CFR §XXXX.XX(e)(X)(vi) is less than the APOR on the date the rate was set plus X.X%; orThe note amount for a first lien a non-manufactured home is less than $XXX,XXX.XX but greater than or equal to $XX,XXX.XX, and its APR calculated per the requirements of XX CFR §XXXX.XX(e)(X)(vi) is less than the APOR on the date the rate was set plus X.X%; orThe note amount for a second lien is greater than or equal to $XX,XXX.XX, and its APR calculated per the requirements of XX CFR §XXXX.XX(e)(X)(vi) is less than the APOR on the date the rate was set plus X.X%; orThe note amount on a first lien a non-manufactured home or a second lien is less than $XX,XXX.XX, and its APR calculated per the requirements of XX CFR §XXXX.XX(e)(X)(vi) is less than the APOR on the date the rate was set plus X.X%.
								Active				XX/XX/XXXX		XXX	Cash Out: Home Improvement Renovation	Owner occupied		A	A	A	A	A	3/19/2024							Non-QM: Lender documented all ATR UW factors
125079	XXXXX		XXXXXXX_-96658	Compliance	1	Higher-Priced Mortgage Loan
Higher-Priced Mortgage Loan ( XX CFR §XXXX.XX(a)(X) )The loan is a higher-priced mortgage loan due to the following findings:The loan has a date creditor received application on or after the effective date of XXX X, XXXX, and either:The loan is secured by a first lien with a principal obligation at consummation that does not exceed the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by Freddie Mac ($XXX,XXX.XX) and the APR exceeds the Average Prime Offer Rate (X.XXX%) by X.X% or more; orThe loan is secured by a first lien with a principal obligation at consummation that exceeds the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by Freddie Mac ($XXX,XXX.XX) and the APR exceeds the Average Prime Offer Rate (X.XXX%) by X.X% or more; orThe loan is a subordinate lien and the APR exceeds the Average Prime Offer Rate (X.XXX%) by X.X% or more.; Fed'l HPML, Not Compliant
Response and documentation provided to compliance for review. ; Loan amount is greater than XX,XXX a full appraisal is required allow HPML.; The loan meets QM Eligibility which meets the exception requirements, full appraisal is not required.
Response and a screenshot of the Mavent report were provided to compliance for review.  ; This loan is failing QM APR threshold based on a rate lock date in the file of XX/XX/XXXX therefore it would require a full appraisal.  There are other rate lock documents and those dates were tested tested, however none passed QM APR. Please provide the Mavent or the date the rate was locked to test
								Cleared				XX/XX/XXXX		XXX	Cash Out: Other Multi purpose Unknown purpose	Owner occupied		A	A	A	A	A	3/19/2024	04/16/2024	Yes	Yes				Non-QM: Lender documented all ATR UW factors	Mavent Attached. Loan was locked XX/XX/XXXX	Compliance completed an extensive review and cleared the condition
125079	XXXXX		XXXXXXX_3533	Compliance	1	Higher-Priced Mortgage Loan Full Appraisal Not Provided (12 CFR 1026.35(c)(3))
Loan is a Higher-Priced Mortgage Loan and Appraisal product used to qualify is Automated Valuation Model (also indicate system code in field XXX).; Fed'l HPML, Not Compliant
Response and documentation provided to compliance for review. ; Loan amount is greater than XX,XXX a full appraisal is required allow HPML.; The loan meets QM Eligibility which meets the exception requirements, full appraisal is not required.
Response and a screenshot of the Mavent report were provided to compliance for review.  ; This loan is failing QM APR threshold based on a rate lock date in the file of XX/XX/XXXX therefore it would require a full appraisal.  There are other rate lock documents and those dates were tested tested, however none passed QM APR. Please provide the Mavent or the date the rate was locked to test
								Cleared				XX/XX/XXXX		XXX	Cash Out: Other Multi purpose Unknown purpose	Owner occupied		A	A	A	A	A	3/19/2024	04/16/2024	Yes	Yes				Non-QM: Lender documented all ATR UW factors	Mavent Attached. Loan was locked XX/XX/XXXX	Compliance completed an extensive review and cleared the condition
125083	XXXXX		XXXXXXX_-96200	Compliance	1	Qualified Mortgage Lending Policy Points and Fees Test
This loan has points and fees that exceed the points and fees threshold. (XX CFR XXXX.XX(e)(X))The loan amount is  $XXX,XXX.XX or more, and the transaction's total points and fees is $X,XXX.XX, which exceeds X percent of the total loan amount of $XX,XXX.XX; orThe loan amount is less than $XXX,XXX.XX but at least $XX,XXX.XX, and the transaction's total points and fees is $X,XXX.XX, which exceeds $X,XXX.XX; orThe loan amount is less than $XX,XXX.XX but at least  $XX,XXX.XX, and the transaction's total points and fees is $X,XXX.XX, which exceeds X percent of the total loan amount of $XX,XXX.XX; orThe loan amount is less than $XX,XXX.XX but at least $XX,XXX.XX, and the transaction's total points and fees is $X,XXX.XX, which exceeds $X,XXX.XX; orThe loan amount is less than $XX,XXX.XX and the transaction's total points and fees is $X,XXX.XX, which exceeds X percent of the total loan amount of $XX,XXX.XX.; Agree. Loan is Non-QM and exceeds PTS and Fees w/a Full Appraisal. Rate Stack Attached.
Provided Rate Stack sheet to compliance for a full review. ; Documentation Required  Provide the undiscounted par rate, or disclosure discount par rate as one was not located in file,.
								Cleared				XX/XX/XXXX		XXX	Cash Out: Other Multi purpose Unknown purpose	Owner occupied		A	A	A	A	A	3/19/2024	03/26/2024	Yes	Yes				Non-QM: Lender documented all ATR UW factors	Agree. Loan is Non-QM and exceeds PTS and Fees w/a Full Appraisal. Rate Stack Attached.	Provided Rate Stack sheet to compliance for a full review. Per compliance, moved to clear. Loan was originated at Non-QM.
125087	XXXXX		XXXXXXX_3416	Credit	2	Loan amount is greater than the maximum loan amount allowed per guidelines
Loan amount of XXXXX.XX is greater than the maximum loan amount allowed per guidelines of XXXXX.XX. Per the Provided XXXX drive by appraisal the property is rural, Guidelines require that Rural properties indicated as rural by the appraiser be limited to a maximum loan amount of $XX,XXX.XX. ; See attached exception request. XXX would like consideration for an exception to purchase. The prepurchase audit revealed the appraisal in file supports the subject property is in a rural neighborhood. We have met the rural guidelines except the loan amount of $XX,XXX exceeds the max of $XX,XXX. While the subject is deemed rural the appraisal confirms the subject property is located in a residential neighborhood of single family homes and conforms to the surrounding area. The appraiser also confirms all necessary support services are located near the neighborhood. The subject lot size is X.XX acres which falls under the XX acre threshold on the matrix. While we did exceed the max loan amount for a rural property , we still feel this is a low-risk loan and would like consideration for purchase. Compensating Factors : Low LTV of XX.XXX%/XX.XXX%; Borrower has OT/other income not used to qualify. Using YTD on most recent WVOE gives the borrower $XXX in additional income. Using this income would push the DTI down to XX.XXX%/XX.XXX%; Original hire date is X/XX/XXXX with total time with employer being XX+ years; Qualifying FICO of XXX; XxXX on the mortgage history over XX years, no reported mortgage lates on credit; No reported derogatory revolving/installment/other debt on credit; Paying off debt of $X,XXX a month which saves the borrower $X,XXX including the new Xnd lien payment.
								Acknowledged				XX/XX/XXXX		XXX	Cash Out: Other Multi purpose Unknown purpose	Owner occupied		B	B	B	B	B	3/19/2024	4/17/2024		No	No	Yes		Safe Harbor QM (APOR)	See attached exception request. Mr. XXX would like consideration for an exception to purchase. The prepurchase audit revealed the appraisal in file supports the subject property is in a rura	Client Acknowledged- CLTV, XXX FICO, XXX years in residence
125089	XXXXX		XXXXXXX_651	Credit	1	Borrower Liabilities Verification Indicator is Partial
The file does not contain evidence of the Hazard insurance payment for the Property located XXXX XXX or LOE that the property does not contain insurance. The property located at XXX does not contain evidence of HOA payments or a LOE from the Borrower stating no HOA.
								Cleared				XX/XX/XXXX		XXX	Cash Out: Other Multi purpose Unknown purpose	Owner occupied		A	A	A	A	A	3/19/2024	03/26/2024	Yes	Yes				Non-QM: Lender documented all ATR UW factors
See attached HOI Policy for XXX. See attached email from customer confirming no HOA for XXX ;
Received copy of HOI Policy for the XXX property and an LOX for No HOA on XXX.  Sufficient documentation provided - exception cleared.
																																Received copy of HOI Policy for the XXX property and an LOX for No HOA on XXX. Sufficient documentation provided - exception cleared
125094	XXXXX		XXXXXXX_651	Credit	1	Borrower Liabilities Verification Indicator is Partial	XXXX reflects shortage of $XX. Missing escrow analysis reflecting shortage.	Cleared				XX/XX/XXXX		XXX	Cash Out: Other Multi purpose Unknown purpose	Owner occupied		A	A	A	A	A	4/1/2024	04/05/2024	Yes	Yes				Safe Harbor QM (APOR)	Borrower liabilities verified indicator is Present. See attached Xst lien Statement showing Escrow Total as $XXX. XXXX HOI/TAX/Other equate to this amount. ;	Reviewed the mortgage statement and confirm the full escrow amount (including the escrow shortage) is totaling $XXX per month. Exception cleared.
125096	XXXXX		XXXXXXX_2110	Credit	1	Qualifying DTI exceeds Guideline Maximum Allowable
Qualifying DTI of XX.XXX exceeds guideline maximum of XX.XX.
Credit report dated XX/XX/XXXX reflected an account for ALLY with a payment of $XXX and balance of $XXXX which was not included in the DTI. File also contains bank statements that indicate another individual was making payment, however the payments were inconsistent. Pre Matix XX/XX/XXXX the borrower is leggaly obligated to make th epayment, therefore included in the payments.  In attempt to not go over the XX% DTI XXX added Bonus income not included by the lender. X year average is $XXX.XX but did not offset DTI enough to not go over XX%.    Lender DTI is XX.XXX  CA DTI XX.XXX
								Cleared				XX/XX/XXXX		XXX	Cash Out: Other Multi purpose Unknown purpose	Owner occupied		A	A	A	A	A	3/19/2024	04/12/2024	Yes	Yes				Safe Harbor QM (APOR)
Documentation provided to support Qualifying DTI below XX.XX.  Please see attached response confirming debt meets exclusion and trade requirements with the bank statements and credit report that was included. ;
LOX received state the payments were made in a timely manner which was confirmed per trended data, with XzXX day lates in the last XX months.  As noted ont he bank statements the responsible party made additional payments in advance starting in XXX XXX with more than required amount. The difference in the payments added up to the required payments for the XX months.  Re-reviewed and confirmed the payments do match up with the amount due each month and are paid by another individual. Exception cleared.
																																Re-reviewed and confirmed the payments do match up with the amount due each month and are paid by another individual. Exception cleared.
125102	XXXXX		XXXXXXX_-96117	Compliance	1	Qualified Mortgage APR Threshold Finding
This loan has an APR that equals or exceeds the threshold for a qualified mortgage. ( XX CFR §XXXX.XX(e)(X)(vi) )This loan has a note amount of $XXX,XXX.XX and a calculated qualified mortgage APR of XX.XXX%, which equals or exceeds the calculated qualified mortgage APR threshold of XX.XXX%.A qualified mortgage is a covered transaction for which, among other requirements, is not negatively amortizing and:The note amount for a first lien is greater than or equal to $XXX,XXX.XX, and its APR calculated per the requirements of XX CFR §XXXX.XX(e)(X)(vi) is less than the APOR on the date the rate was set plus X.XX%; orThe note amount for a first lien on a manufactured home is less than $XXX,XXX.XX, and its APR calculated per the requirements of XX CFR §XXXX.XX(e)(X)(vi) is less than the APOR on the date the rate was set plus X.X%; orThe note amount for a first lien a non-manufactured home is less than $XXX,XXX.XX but greater than or equal to $XX,XXX.XX, and its APR calculated per the requirements of XX CFR §XXXX.XX(e)(X)(vi) is less than the APOR on the date the rate was set plus X.X%; orThe note amount for a second lien is greater than or equal to $XX,XXX.XX, and its APR calculated per the requirements of XX CFR §XXXX.XX(e)(X)(vi) is less than the APOR on the date the rate was set plus X.X%; orThe note amount on a first lien a non-manufactured home or a second lien is less than $XX,XXX.XX, and its APR calculated per the requirements of XX CFR §XXXX.XX(e)(X)(vi) is less than the APOR on the date the rate was set plus X.X%.; Need to identify whether loan was originated as Non-QM
								Active				XX/XX/XXXX		XXX	Cash Out: Other Multi purpose Unknown purpose	Owner occupied		A	A	A	A	A	3/20/2024							Non-QM: Lender documented all ATR UW factors
125102	XXXXX		XXXXXXX_-96366	Compliance	1	Charges That Cannot Increase Test
This loan failed the charges that cannot increase test.  (XX CFR §XXXX.XX(e)(X)(i))The loan contains charges that exceed the good faith determination according to §XXXX.XX(e)(X)(i).One or more of the final charges exceed the comparable amount. Your total tolerance violation is $XXX.XX.Please see the Tolerance Comparison Table that displays the Charges That Cannot Increase for a comparison of the data between the provided disclosures.An estimated closing cost disclosed pursuant to §XXXX.XX(e) is in good faith if the charge paid by or imposed on the consumer does not exceed the amount originally disclosed under §XXXX.XX(e)(X)(i).; Borrower requested a dual signing at closing increasing the fee.
Response and documentation provided to compliance for review. ; TILA XXXb Cure required: Cure of $XXX.XX required for increase in appraisal fee from $XXX on Initial LE issued XX/XX/XX to $XXX on LE issued XX/XX/XX and increase in Title-Signing fee from $XXX on Initial LE to  $XXX on Final CD issued X/XX/XX without valid COC. Please provide valid COC or cure. Cure requirements include PCCD, LOE, copy of refund check, and proof of mailing. ; Title-SIgning Fee increased from XXX.XX to XXX.XX on the XX/XX/XXXX final CD without a valid COC. PLease provide a valid COC or PCCD. LOE, refund of $XXX.XX and proof of borrower receipt.
								Cleared				XX/XX/XXXX		XXX	Cash Out: Other Multi purpose Unknown purpose	Owner occupied		A	A	A	A	A	3/20/2024	04/11/2024	Yes	Yes				Non-QM: Lender documented all ATR UW factors	Borrower requested a dual signing at closing increasing the fee.	Compliance reviewed the documentation and cleared the condition.
125105	XXXXX		XXXXXXX_-96365	Compliance	1	Charges That In Total Cannot Increase More Than 10% Test
This loan failed the charges that in total cannot increase more than XX% test.  (XX CFR §XXXX.XX(e)(X)(ii))The loan contains third-party services that the consumer was permitted to shop for and the charges exceed the good faith tolerance according to §XXXX.XX(e)(X)(ii). The final charges that in total cannot increase more than XX% ($XXX.XX) exceed the comparable charges ($XXX.XX) by more than XX%. Please see the table that displays the Charges That Cannot Increase More Than XX% for a comparison of the data between the provided disclosures.An estimate of a charge for a third-party service or a recording fee is in good faith if:(A) The aggregate amount of charges for third-party services and recording fees paid by or imposed on the consumer does not exceed the aggregate amount of such charges disclosed under §XXXX.XX(e)(X)(i) by more than XX percent;(B) The charge for the third-party service is not paid to the creditor or an affiliate of the creditor; and(C) The creditor permits the consumer to shop for the third-party service, consistent with §XXXX.XX(e)(X)(vi).; On X/XX/XX borrower called in to request a XXX signing. See Comment Log. Hence the added Signing Fee on X/X for $XXX.
Documentation provided to compliance for review. ; TILA XXXb Cure required: Cure of $XX.XX required for addition of Document Signing fee of $XXX.XX to Final CD issued X/X/XX without valid COC or cure. Cure requirements include PCCD, LOE, copy of refund check, and proof of mailing.
								Cleared				XX/XX/XXXX		XXX	Cash Out: Home Improvement Renovation	Owner occupied		A	A	A	A	A	3/19/2024	03/29/2024	Yes	Yes				Higher Priced QM (APOR)	On X/XX/XX borrower called in to request a XXX signing. See Comment Log. Hence the added Signing Fee on XX/XX for $XXX.	Per compliance, the documentation was reviewed and exception cleared.
125111	XXXXX		XXXXXXX_-98940	Compliance	1	XXX High Cost Home Loan Financed Points and Fees Test
This loan failed the financed points and fees test.
 (IN HB XXXX, § XX, XX-X-X-X (X))
The high cost home loan finances points and fees, as defined in the legislation.;  See attached Mavent showing loan passes PTS and Fees. The loan fees ($X,XXX.XX) do not exceed the (QM) (Note Amount >=$XX,XXX.XX and <$XX,XXX.XX) fee limit, which is X% of the Total Loan Amount ($X,XXX.XX). (XX CFR XXXX.XX(e)(X). See TXXX Relationship Letter.
Mavent report provided to compliance for review. ; The home loan has a loan principal of $XX,XXX.XX  and has total points and fees that exceed X% of the loan principal ( $X,XXX.XX)
The fees incldued in the calculation are as follows:
Loan Orignation Fee $X,XXX.XX
Discount Point Fee $X,XXX.XX
Recording Service Fee $XX.XX
Title Settlement Closing Fee $XXX.XX
Totaling $X,XXX.XX
Overcharging by $XX.XX
								Cleared				XX/XX/XXXX		XXX	Cash Out: Other Multi purpose Unknown purpose	Owner occupied		A	A	A	A	A	3/19/2024	03/26/2024	Yes	Yes				Safe Harbor QM (APOR)
See attached Mavent showing loan passes PTS and Fees. The loan fees ($XXX) do not exceed the (QM) (Note Amount >=$XX,XXX.XX and <$XX,XXX.XX) fee limit, which is XXX% of the Total Loan Amount ($XXX). (XX CFR XXXX.XX(e)(X). See TXXX Relationship Letter.
																																(XXX XXX)The loan is not a high cost home loan, as defined in the legislation.
125111	XXXXX		XXXXXXX_-98942	Compliance	1	XXX High Cost Home Loan Points and Fees Threshold Test
This loan failed the points and fees threshold test due to one of the following findings:
 (IN HB XXXX, § XX, XX-X-X-X)The home loan has a loan principal of $XX,XXX.XX or more and has total points and fees that exceed X% of the loan principal; orThe home loan has a loan principal of less than $XX,XXX.XX and has total points and fees that exceed X% of the loan principal.;  See attached Mavent showing loan passes PTS and Fees. The loan fees ($X,XXX.XX) do not exceed the (QM) (Note Amount >=$XX,XXX.XX and <$XX,XXX.XX) fee limit, which is X% of the Total Loan Amount ($X,XXX.XX). (XX CFR XXXX.XX(e)(X). See TXXX Relationship Letter.
Mavent report provided to compliance for review. ; The home loan has a loan principal of $XX,XXX.XX  and has total points and fees that exceed X% of the loan principal ( $X,XXX.XX)
The fees incldued in the calculation are as follows:
Loan Orignation Fee $X,XXX.XX
Discount Point Fee $X,XXX.XX
Recording Service Fee $XX.XX
Title Settlement Closing Fee $XXX.XX
Totaling $X,XXX.XX
Overcharging by $XX.XX
								Cleared				XX/XX/XXXX		XXX	Cash Out: Other Multi purpose Unknown purpose	Owner occupied		A	A	A	A	A	3/19/2024	03/26/2024	Yes	Yes				Safe Harbor QM (APOR)
See attached Mavent showing loan passes PTS and Fees. The loan fees ($XXX) do not exceed the (QM) (Note Amount >=$XX,XXX.XX and <$XX,XXX.XX) fee limit, which is XXX% of the Total Loan Amount ($XXX). (XX CFR XXXX.XX(e)(X). See TXXX Relationship Letter.

This loan passed the points and fees threshold test due to one of the following findings:
 (XXX)The home loan has a loan principal of $XXX or more and has total points and fees that do not exceed X% of the loan principal; orThe home loan has a loan principal of less than $XX,XXX.XX and has total points and fees that do not exceed XXX% of the loan principal.

125127	XXXXX		XXXXXXX_929	Compliance	1	Security Instrument Indicator is Partial	The Notary signature is dated X/XX/XXXX. An corrected Mortgage with an accurate notary date of X/XX/XX should be obtained. ; The Notary date on the Mortgage is incorrectly input as X/XX/XXXX.	Cleared				XX/XX/XXXX		XXX	Cash Out: Home Improvement Renovation	Owner occupied		A	A	A	A	A	3/20/2024	04/08/2024	Yes	Yes				Safe Harbor QM (APOR)	Please see the corrected acknowledgment	LOX states the date was incorrectly input and corrected accordingly. Exception cleared.
125128	XXXXX		XXXXXXX_651	Credit	1	Borrower Liabilities Verification Indicator is Partial	Borrower liabilities verified indicator is Partial. Unknown payment in the amount of $XX.XX/mos is reflected on the XXXX but there is no supporting documentation or and escrow analysis in the file.	Cleared				XX/XX/XXXX		XXX	Cash Out: Other Multi purpose Unknown purpose	Owner occupied		A	A	A	A	A	3/20/2024	03/29/2024	Yes	Yes				Non-QM: Lender documented all ATR UW factors	See attached Escrow screen from the Xst Lien. The $XXX noted on the XXXX is the difference of the Base Escrow Total. Base Escrow = $XXX. XXXX = ($XXX+XXX+XXX) = $XXX.	Escrow Analysis provided showing the escrow increase (other fees). Exception cleared.
125141	XXXXX		XXXXXXX_1257	Credit	1	Borrower Employment Verification does not meet guidelines	The Verification of Employment dated X/X/XX is XX business days prior to the Note date of X/XX/XX. The Guidelines require a Verification of Employment dated within XX business days of the note date.	Cleared				XX/XX/XXXX		XXX	Cash Out: Other Multi purpose Unknown purpose	Owner occupied		A	A	A	A	A	4/5/2024	04/10/2024	Yes	Yes				Non-QM: Lender documented all ATR UW factors	The exception 'Borrower Employment Verification does not meet guidelines' is cleared. VOE attached showing processor re-certified employment XX/XX/XXXX for both borrowers.;	An updated VOE for both borrowers dated XX/XX/XXXX were received. Exception cleared.
125144	XXXXX		XXXXXXX_2957	Property	1	Property located in FEMA Declared Disaster Area with no subsequent Property Inspection
Property located in FEMA Declared Disaster Area with no subsequent Property Inspection. Severe storms and flooding affected the area in which the subject property was located between XXX XX, XXXX and Xxx XX, XXXX; subject transaction closed XXX XX, XXXX.  FEMA declared the area a Major Disaster on XXX XX, XXXX and provided Individual Disaster Assistance to XXX County. The file did not contain evidence that the subject property was not impacted and an Automated Valuation Model was obtained in lieu of an appraisal. Please provide a Post Disaster Inspection Report.
								Cleared				XX/XX/XXXX		XXX	Cash Out: Other Multi purpose Unknown purpose	Owner occupied		A	A	A	A	A	4/1/2024	04/10/2024	Yes	Yes				Safe Harbor QM (APOR)	Post Disaster Inspection provided. Borrower reported no damage to property; Received screenshot of lender's system showing the borrower confirmed no damage. Exception cleared.	Received screenshot of lender's system showing the borrower confirmed no damage. Exception cleared
125153	XXXXX		XXXXXXX_1257	Credit	1	Borrower Employment Verification does not meet guidelines
Reverification with Borrower's contracted employer reflected that the Borrower was on temporary leave.  Missing documentation to confirm when temporary leave began, estimated date of return,  if the leave is seasonal, or if the Borrower is currently contracted with another business.
								Cleared				XX/XX/XXXX		XXX	Cash Out: Debt Consolidation Proceeds used to pay off existing loans other than loans secured by real estate	Owner occupied		A	A	A	A	A	4/2/2024	04/17/2024	Yes	Yes				Higher Priced QM (APOR)
The exception 'Borrower Employment Verification does not meet guidelines' is cleared.  Reverification with Borrower's contracted employer reflected that the Borrower was on temporary leave.  Missing documentation to confirm when temporary leave began, estimated date of return,  if the leave is seasonal, or if the Borrower is currently contracted with another business.;

An LOX from the Remediation Analyst shows - Verify that verification of employment completed on XX/XX/XXXX for borrower XXX had the box for "on temporary leave" in error. The VOE was saved on processor's desktop to reuse the box was not unchecked prior to saving.  See snip-it from verification, XXX verified borrower as "active and full-time".  Exception cleared.

125159	XXXXX		XXXXXXX_-96117	Compliance	1	Qualified Mortgage APR Threshold Finding
This loan has an APR that equals or exceeds the threshold for a qualified mortgage. ( XX CFR §XXXX.XX(e)(X)(vi) )This loan has a note amount of $XX,XXX.XX and a calculated qualified mortgage APR of XX.XXX%, which equals or exceeds the calculated qualified mortgage APR threshold of X.XXX%.A qualified mortgage is a covered transaction for which, among other requirements, is not negatively amortizing and:The note amount for a first lien is greater than or equal to $XXX,XXX.XX, and its APR calculated per the requirements of XX CFR §XXXX.XX(e)(X)(vi) is less than the APOR on the date the rate was set plus X.XX%; orThe note amount for a first lien on a manufactured home is less than $XXX,XXX.XX, and its APR calculated per the requirements of XX CFR §XXXX.XX(e)(X)(vi) is less than the APOR on the date the rate was set plus X.X%; orThe note amount for a first lien a non-manufactured home is less than $XXX,XXX.XX but greater than or equal to $XX,XXX.XX, and its APR calculated per the requirements of XX CFR §XXXX.XX(e)(X)(vi) is less than the APOR on the date the rate was set plus X.X%; orThe note amount for a second lien is greater than or equal to $XX,XXX.XX, and its APR calculated per the requirements of XX CFR §XXXX.XX(e)(X)(vi) is less than the APOR on the date the rate was set plus X.X%; orThe note amount on a first lien a non-manufactured home or a second lien is less than $XX,XXX.XX, and its APR calculated per the requirements of XX CFR §XXXX.XX(e)(X)(vi) is less than the APOR on the date the rate was set plus X.X%.
								Active				XX/XX/XXXX		XXX	Cash Out: Other Multi purpose Unknown purpose	Owner occupied		A	A	A	A	A	3/22/2024							Non-QM: Lender documented all ATR UW factors
125163	XXXXX		XXXXXXX_-96117	Compliance	1	Qualified Mortgage APR Threshold Finding
This loan has an APR that equals or exceeds the threshold for a qualified mortgage. ( XX CFR §XXXX.XX(e)(X)(vi) )This loan has a note amount of $XXX,XXX.XX and a calculated qualified mortgage APR of XX.XXX%, which equals or exceeds the calculated qualified mortgage APR threshold of X.XXX%.A qualified mortgage is a covered transaction for which, among other requirements, is not negatively amortizing and:The note amount for a first lien is greater than or equal to $XXX,XXX.XX, and its APR calculated per the requirements of XX CFR §XXXX.XX(e)(X)(vi) is less than the APOR on the date the rate was set plus X.XX%; orThe note amount for a first lien on a manufactured home is less than $XXX,XXX.XX, and its APR calculated per the requirements of XX CFR §XXXX.XX(e)(X)(vi) is less than the APOR on the date the rate was set plus X.X%; orThe note amount for a first lien a non-manufactured home is less than $XXX,XXX.XX but greater than or equal to $XX,XXX.XX, and its APR calculated per the requirements of XX CFR §XXXX.XX(e)(X)(vi) is less than the APOR on the date the rate was set plus X.X%; orThe note amount for a second lien is greater than or equal to $XX,XXX.XX, and its APR calculated per the requirements of XX CFR §XXXX.XX(e)(X)(vi) is less than the APOR on the date the rate was set plus X.X%; orThe note amount on a first lien a non-manufactured home or a second lien is less than $XX,XXX.XX, and its APR calculated per the requirements of XX CFR §XXXX.XX(e)(X)(vi) is less than the APOR on the date the rate was set plus X.X%.
								Active				XX/XX/XXXX		XXX	Cash Out: Other Multi purpose Unknown purpose	Owner occupied		A	A	A	A	A	4/4/2024							Higher Priced QM (APOR)
125170	XXXXX		XXXXXXX_651	Credit	1	Borrower Liabilities Verification Indicator is Partial
Borrower liabilities verified indicator is Partial.  Unknown payment in the amount of $XX.XX/monthly is reflected on the XXXX but there is no supporting documentation in this file and no notes on the XXXX. Please provide documentation that support the $XX.XX monthly fee. Current PITIA payment includes the Mortgage Insurance payment and is calculated as $X,XXX.XX per month.
								Cleared				XX/XX/XXXX		XXX	Cash Out: Other Multi purpose Unknown purpose	Owner occupied		A	A	A	A	A	3/22/2024	3/28/2024	Yes	Yes				Higher Priced QM (APOR)	See attached Escrow screen from the Xst Lien. The $XXX noted on the XXXX is the difference of the Base Escrow Payment + Shortage Spread. (XXX+XXX) = $XXX. XXXX = ($XXX+XXX+XXX) = $XXX.	Documentation received and confirms "other" fee - exception previously cleared.
125181	XXXXX		XXXXXXX_-96117	Compliance	1	Qualified Mortgage APR Threshold Finding
This loan has an APR that equals or exceeds the threshold for a qualified mortgage. ( XX CFR §XXXX.XX(e)(X)(vi) )This loan has a note amount of $XXX,XXX.XX and a calculated qualified mortgage APR of XX.XXX%, which equals or exceeds the calculated qualified mortgage APR threshold of X.XXX%.A qualified mortgage is a covered transaction for which, among other requirements, is not negatively amortizing and:The note amount for a first lien is greater than or equal to $XXX,XXX.XX, and its APR calculated per the requirements of XX CFR §XXXX.XX(e)(X)(vi) is less than the APOR on the date the rate was set plus X.XX%; orThe note amount for a first lien on a manufactured home is less than $XXX,XXX.XX, and its APR calculated per the requirements of XX CFR §XXXX.XX(e)(X)(vi) is less than the APOR on the date the rate was set plus X.X%; orThe note amount for a first lien a non-manufactured home is less than $XXX,XXX.XX but greater than or equal to $XX,XXX.XX, and its APR calculated per the requirements of XX CFR §XXXX.XX(e)(X)(vi) is less than the APOR on the date the rate was set plus X.X%; orThe note amount for a second lien is greater than or equal to $XX,XXX.XX, and its APR calculated per the requirements of XX CFR §XXXX.XX(e)(X)(vi) is less than the APOR on the date the rate was set plus X.X%; orThe note amount on a first lien a non-manufactured home or a second lien is less than $XX,XXX.XX, and its APR calculated per the requirements of XX CFR §XXXX.XX(e)(X)(vi) is less than the APOR on the date the rate was set plus X.X%.
								Active				XX/XX/XXXX		XXX	Cash Out: Other Multi purpose Unknown purpose	Owner occupied		A	A	A	A	A	3/21/2024							Non-QM: Lender documented all ATR UW factors
125184	XXXXX		XXXXXXX_1261	Credit	1	Borrower Income Verification does not match Approval	Missing documentation to support $XXX per month in "other" income listed on the final XXXX and used to qualify.	Cleared				XX/XX/XXXX		XXX	Cash Out: Other Multi purpose Unknown purpose	Owner occupied		A	A	A	A	A	4/4/2024	04/16/2024	Yes	Yes				Safe Harbor QM (APOR)
The borrower income verification does match approval.  See attached retuttal and supporting documentation: Other Income is from borrower's employment with XXX as listed on the VOI; Revised monthly is $XXX resulting in a revised DTI of XXX%;
Reviewed the LOX with all supporting documentation in the file.  Confirmed the borrower does received "other" income from XXX.
																																Calculated the income accordingly and confirmed the $XXX additional amount. Updating loan accordingly - exception cleared.
125195	XXXXX		XXXXXXX_897	Credit	1	Underwriting CLTV exceeds Guideline Maximum Allowable	Underwriting CLTV of XX.XX is greater than the maximum allowable guideline CLTV of XX.XX with a XXX FICO score. The XXXX also confirms a XX.XXX CLTV.	Cleared				XX/XX/XXXX		XXX	Cash Out: Other Multi purpose Unknown purpose	Owner occupied		A	A	A	A	A	4/6/2024	4/12/2024	Yes	Yes				Higher Priced QM (APOR)
The UPB for the existing first lien mortgage was not entered correctly as delivered. We have provided a transaction history showing that on the date of closing the UPB was $XXX. Adjusting this figure gives a resulting CLTV of XXX%, under the program maximum XX%. An updated XXXX transmittal summary reflecting these changes is also provided.
																																An LOX was received with a copy of the transaction history. The balance on XX/XX/XXXX shows an amount of $XXX and matches lender's balance amount. Updating loan accordingly - exception cleared
125199	XXXXX		XXXXXXX_-98942	Compliance	1	XXX High Cost Home Loan Points and Fees Threshold Test
This loan failed the points and fees threshold test due to one of the following findings:
 (IN HB XXXX, § XX, XX-X-X-X)The home loan has a loan principal of $XX,XXX.XX or more and has total points and fees that exceed X% of the loan principal; orThe home loan has a loan principal of less than $XX,XXX.XX and has total points and fees that exceed X% of the loan principal.;  See attached Mavent showing loan passes PTS and Fees. The loan fees ($X,XXX.XX) do not exceed the (QM) (Note Amount >=$XX,XXX.XX and <$XX,XXX.XX) fee limit, which is X% of the Total Loan Amount ($X,XXX.XX). (XX CFR XXXX.XX(e)(X).. See TXXX Relationship Letter.
Documentation provided to compliance for review. ; Documentation required: Please provide undiscounted rate for exclusion of bona fide discount points, calculation methods of fees not exceeding the threshold, or evidence of high cost documentation for testing. If unable to provide, a cure of $XXX.XX is required. Cure requirements include PCCD, LOE, copy of refund check, proof of mailing.; This loan failed the High-Cost Mortgage Points and Fees threshold test due to the transactions's total points and fees is $X,XXX.XX, which exceeds X percent of the total amount of $X,XXX.XX
The following fees were included in the testing:
Attorney Fee of $XXX.XX
Loan Origination Fee of $XXXX.XX
Discount Point Fee of $XXXX.XX
Recording Service Fee of $XX.XX
Title Settlement Fee of $XXX.XX
								Cleared				XX/XX/XXXX		XXX	Cash Out: Home Improvement Renovation	Owner occupied		A	A	A	A	A	3/22/2024	03/29/2024	Yes	Yes				Safe Harbor QM (APOR)
See attached Mavent showing loan passes PTS and Fees. The loan fees ($XXX) do not exceed the (QM) (Note Amount >=$XXX and <$XX,XXX.XX) fee limit, which is XXX% of the Total Loan Amount ($XXX). (XX CFR XXXX.XX(e)(X).. See TXXX Relationship Letter.
																																With the undiscounted rate provided we were able to clear the exception.
125213	XXXXX		XXXXXXX_3428	Compliance	1	Regulation §1026.43(e)(2)(vi) failure - The Qualified Mortgage calculated DTI is greater than 43.00%.	Regulation §XXXX.XX(e)(X)(vi) - The Qualified Mortgage calculated DTI of XX.XX is greater than XX.XX% (Total Income of XXXX.XX and Total Monthly Debt XXX.XX and Future PITI XXXX.XX)	Cleared				XX/XX/XXXX		XXX	Cash Out: Other Multi purpose Unknown purpose	Owner occupied		A	A	A	A	A	4/4/2024	04/10/2024	Yes	Yes				Safe Harbor QM (APOR)
Regulation §XXXX.XX(e)(X)(vi) - The Qualified Mortgage calculated DTI of XXX is not greater than XX.XX% (Total Income of XXX and Total Monthly Debt XXX and Future PITI XXX). ;
 Please re-review this exception. This regulation is specific towards an interest rate changing, which is not applicable on this Xnd lien product. The first lien is a fixed rate loan. ;
																																Re-reviewed and updated the QM Designation to Safe Harbor QM (APOR). Exception cleared.
125216	XXXXX		XXXXXXX_651	Credit	1	Borrower Liabilities Verification Indicator is Partial
Unknown payment in the amount of $XX.XX/mo is reflected on the XXXX but there is not any supporting documentation in the file and no notes on the XXXX.  Please provide documentation to support the $XX.XX monthly amount.; Please provide an updated XXXX removing the $XX.XX fee.  ; Required Xst lien PITI  is XXXX.XX see updated XXXX
Received updated XXXX with a screenshot of the current mortgage payment changes showing the Xst PITIA payment.  Re-reviewed the documenation and confirmed - exception cleared. ; The $XX.XX other payment is invalid and should have been removed from the debts. DTI would reduce from XX.XX% to XX.XX%
Please provide an updated XXXX removing the $XX.XX fee.
								Cleared				XX/XX/XXXX		XXX	Cash Out: Other Multi purpose Unknown purpose	Owner occupied		A	A	A	A	A	3/26/2024	04/12/2024	Yes	Yes				Higher Priced QM (APOR)	Borrower liabilities verified indicator is Present. Required Xst lien PITI is XXX see updated XXXX ;	Received updated XXXX with a screenshot of the current mortgage payment changes showing the Xst PITIA payment. Re-reviewed the documenation and confirmed - exception cleared.
125217	XXXXX		XXXXXXX_651	Credit	1	Borrower Liabilities Verification Indicator is Partial	Lender approval conditioned for an LOX on the XXX inquiry and this is not found in the file, please provide.	Cleared				XX/XX/XXXX		XXX	Cash Out: Other Multi purpose Unknown purpose	Owner occupied		A	A	A	A	A	3/26/2024	4/11/2024	Yes	Yes				Safe Harbor QM (APOR)	The credit report in file was already reporting the account opened pursuant to this inquiry, there is a zero balance with no payment due – se XXX #XXXaccount.	Verification account opened with zero balance received. Exception Cleared
125232	XXXXX		XXXXXXX_2110	Credit	1	Qualifying DTI exceeds Guideline Maximum Allowable
Qualifying DTI of XX.XX% exceeds guideline maximum of XX.XX%. Lender used $XXX.XX per month ($X,XXX.XX annually) in property taxes to qualify vs. $XXX.XX per month ($XX,XXX.XX annually) as reflected on Lender's property tax escrow documentation provided in the loan file.
								Cleared				XX/XX/XXXX		XXX	Cash Out: Home Improvement Renovation	Owner occupied		A	A	A	A	A	4/7/2024	04/15/2024	Yes	Yes				Higher Priced QM (APOR)	The credit report in file was already reporting the account opened pursuant to this inquiry, there is a zero balance with no payment due – se XXX #XXX account.
A copy of the property report was provided. The XXX taxes are confirmed with the XXX installment not being available.  Agree with lender's current calculation - updating the taxes accordingly. Exception cleared.

125248	XXXXX		XXXXXXX_-96474	Compliance	1	Revised Loan Estimate Delivery Date Test (prior to consummation)
This loan failed the revised loan estimate delivery date test (prior to consummation) due to one of the following findings: ( XX CFR §XXXX.XX(e)(X)(ii) )The revised loan estimate delivery date is provided and the revised loan estimate method of delivery is marked as either:"USPS First Class Mail" or "Electronic Delivery" or blank, and the revised loan estimate delivery date is less than seven business days (counting all calendar days except Sunday and specified legal public holidays) before the consummation date, or closing / settlement date if no consummation date is provided, of the transaction; or"In Person" and the revised loan estimate delivery date is less than four business days (counting all calendar days except Sunday and specified legal public holidays) before the consummation date, or closing / settlement date if no consummation date is provided, of the transaction; orThe revised loan estimate receipt date is provided and the revised loan estimate receipt date is less than four business days (counting all calendar days except Sunday and specified legal public holidays) before the consummation date, or closing / settlement date if no consummation date is provided, of the transaction; orThe revised loan estimate delivery date is on or after the initial closing disclosure delivery date.The creditor shall not provide a revised version of the disclosures required under §XXXX.XX(e)(X)(i) on or after the date on which the creditor provides the disclosures required under §XXXX.XX(f)(X)(i). The consumer must receive a revised version of the disclosures required under §XXXX.XX(e)(X)(i) not later than four business days prior to consummation. If the revised version of the disclosures required §XXXX.XX(e)(X)(i) is not provided to the consumer in person, the consumer is considered to have received such version three business days after the creditor delivers or places such version in the mail.; Audit Logs for LE's issued X/XX (Reviewed X/XX) & X/XX (Reviewed X/X) attached
LE documentation provided to compliance for review. ; Unable to determine if borrower received Loan Estimates issued X/XX/XX and X/XX/XX were received at least seven business days prior to consummation. Evidence of the borrower receiving Loan Estimates issued X/XX/XX and X/XX/XX is missing.
								Cleared				XX/XX/XXXX		XXX	Cash Out: Other Multi purpose Unknown purpose	Owner occupied		A	A	A	A	A	3/22/2024	03/29/2024	Yes	Yes				Safe Harbor QM (APOR)	Audit Logs for LE's issued XX/XX (Reviewed XX/XX) & XX/XX (Reviewed XX/XX) attached	Per compliance, the documentation was reviewed and the exception cleared.
125252	XXXXX		XXXXXXX_-96366	Compliance	1	Charges That Cannot Increase Test
This loan failed the charges that cannot increase test.  (XX CFR §XXXX.XX(e)(X)(i))The loan contains charges that exceed the good faith determination according to §XXXX.XX(e)(X)(i).One or more of the final charges exceed the comparable amount. Your total tolerance violation is $X.XX.Please see the Tolerance Comparison Table that displays the Charges That Cannot Increase for a comparison of the data between the provided disclosures.An estimated closing cost disclosed pursuant to §XXXX.XX(e) is in good faith if the charge paid by or imposed on the consumer does not exceed the amount originally disclosed under §XXXX.XX(e)(X)(i).; TILA XXXb Cure required: Cure of $.XX required for increase in transfer taxes from $XXX.XX on initial LE issued X/XX/XX to $XXX.XX on Final CD issued X/X/XX. PCCD issued X/XX/XX provided cure of $X.XX for charges over legal limit, however insufficient to cure. Cure requirements include PCCD, LOE, and copy of refund check.
								Cleared				XX/XX/XXXX		XXX	Cash Out: Other Multi purpose Unknown purpose	Owner occupied		A	A	A	A	A	3/22/2024	4/12/2024	Yes	Yes				Higher Priced QM (APOR)	Initial LE Transfer tax was $XXX (Rounded on LE to$XXX) PCCD supplied for $XXX is sufficient for violation cure	PCCD supplied for $XXX is sufficient for violation cure.
125268	XXXXX		XXXXXXX_2957	Property	1	Property located in FEMA Declared Disaster Area with no subsequent Property Inspection
Property located in FEMA Declared Disaster Area with no subsequent Property Inspection.  The subject property is located in a disaster area: Severe Storms and Flooding X/XX/XX - X/XX/XX.  No appraisal was obtained for this loan, no post-disaster inspection was provided, and  the Servicing Comments History for the Xst mortgage does not identify that a Disaster Inspection was completed and does not show a comment from the borrower stating that there is no damage.
								Cleared				XX/XX/XXXX		XXX	Cash Out: Other Multi purpose Unknown purpose	Owner occupied		A	A	A	A	A	3/26/2024	04/05/2024	Yes	Yes				Safe Harbor QM (APOR)	Post Disaster Inspection provided. XXX only shows individual assistance for XXX county. Our borrower lives in XXX county.;	Re-reviewed the FEMA designation and confirmed. Exception cleared.
125280	XXXXX		XXXXXXX_2957	Property	1	Property located in FEMA Declared Disaster Area with no subsequent Property Inspection
Property located in FEMA Declared Disaster Area with no subsequent Property Inspection - Hurricane XXX Incident Period  X/XX/XX - declaration date X/X/XX. The file does not contain a post disaster Inspection.
								Cleared				XX/XX/XXXX		XXX	Cash Out: Other Multi purpose Unknown purpose	Owner occupied		A	A	A	A	A	3/27/2024	4/18/2024	Yes	Yes				Higher Priced QM (APOR)	Inspeication provided by XXX.	Inspection provided- no damage. Exception Cleared.
125289	XXXXX		XXXXXXX_932	Property	1	Origination Appraisal is Partial
Origination Appraisal is Partial. XXXX states an AVM was completed and used to qualify however AVM is not in file , value only stated on XXXX but original appraisal was provide which is expired dated XX/XX/XXXX
								Cleared				XX/XX/XXXX		XXX	Cash Out: Home Improvement Renovation	Owner occupied		A	A	A	A	A	4/4/2024	04/10/2024	Yes	Yes				Higher Priced QM (APOR)	Origination appraisal is Present. AVM from XX/XX/XXXX attached. ;	Received a copy of the AVM dated XX/XX/XXXX. Updating loan accordingly - exception cleared.
125294	XXXXX		XXXXXXX_651	Credit	1	Borrower Liabilities Verification Indicator is Partial
"Other" Payment on the XXXX in the amount of $XX.XX id not supported. Per the escrow analysis , there is no MI and there is not an escrow shortage. Please provide evidence to support the addition of the "Other" payment.
								Cleared				XX/XX/XXXX		XXX	Cash Out: Other Multi purpose Unknown purpose	Owner occupied		A	A	A	A	A	4/5/2024	04/10/2024	Yes	Yes				Safe Harbor QM (APOR)	Borrower liabilities verified indicator is Present/ $XXX Other payment is shortage of HOI and Taxes. Escrow $XXX + Shortage $XXX = $XXX. XXXX reflects HOI $XXX + Tax $XXX + Other $XXX = $XXX. ;	Copy of Escrow Analysis was provided. Re-reviewed the calculation and confirmed. Exception cleared
125300	XXXXX		XXXXXXX_651	Credit	1	Borrower Liabilities Verification Indicator is Partial
Unknown payment in the amount of $XX.XX/monthly is reflected on the XXXX but there is no supporting documentation in the file.  No Escrow Analysis in file. Please provide documentation to support the $XX.XX monthly fee.
								Cleared				XX/XX/XXXX		XXX	Cash Out: Other Multi purpose Unknown purpose	Owner occupied		A	A	A	A	A	4/8/2024	04/15/2024	Yes	Yes				Higher Priced QM (APOR)	Borrower liabilities verified indicator is Present. $XXX Other payment is shortage of HOI and Taxes. Escrow $XXX + Shortage $XXX = $XXX. XXXX reflects HOI $XXX+ Tax $XXX + Other $XXX = $XXX.;	A copy of the escrow analysis was provided showing the escrow shortage amount. The $XXX amount matches - exception cleared.
125306	XXXXX		XXXXXXX_1257	Credit	2	Borrower Employment Verification does not meet guidelines
Per the guidelines, a Wage Earner Income (second job - XXX) must have a verbal or written Verification of Employment form is required within XX business days of the note.  The loan closed on X/X/XXXX.  The verification of employment for XXX is dated X/XX/XXXX.  Documentation to verify the borrower's Self-Employed Business (XXX) is provided. ; See attached exception request.
Received exception request : XXX would like consideration for an exception to purchase. The borrowers VOE dated X/XX/XX expires X/XX/XX which was prior to the closing date of X/X/XX.  An updated VOE (attached to this request) was pulled with an effective date of X/X/XX. The updated VOE still reflected the borrower as active and there were no changes from the original VOA. While the VOE at closing was expired there were no changes in the post-close VOE. Since the borrower was still active and no changes from the original VOE with the compensating factors below we would like consideration for purchase.
Compensating Factors - Low LTV/CLTV of XX.XXX%/XX.XX%; Low DTI of XX.XXX%/XX.XXX%; Borrowers business has been active for X years with XX years on secondary job; Qualifying FICO of XXX; No reported mortgage lates on credit; X debts paid at closing lowering consumer debt by $X,XXX a month; Minimal discreionary debt after transaction closed.
								Acknowledged				XX/XX/XXXX		XXX	Cash Out: Other Multi purpose Unknown purpose	Owner occupied		B	B	B	B	B	3/25/2024			No	No	Yes		Higher Priced QM (APOR)
See attached exception request. Received exception request : XXX XXX would like consideration for an exception to purchase. The borrowers VOE dated XX/XX/XX xpires X/XX/XX which was prior to the closing date of X/X/XX.  An updated VOE (attached to this request) was pulled with an effective date of X/X/XX. The updated VOE still reflected the borrower as active and there were no changes from the original VOA. While the VOE at closing was expired there were no changes in the post-close VOE. Since the borrower was still active and no changes from the original VOE with the compensating factors below we would like consideration for purchase.
Compensating Factors - Low LTV/CLTV of XX.XXX%/XX.XX%; Low DTI of XX.XXX%/XX.XXX%; Borrowers business has been active for X years with XX years on secondary job; Qualifying FICO of XXX; No reported mortgage lates on credit; X debts paid at closing lowering consumer debt by $X,XXX a month; Minimal discretionary debt after transaction closed.

Acknowledged by Client and downgraded to B/X.   Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XX.XX is less than the Guideline DTI of XX.XX.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX is less than Guideline CLTV of XX.XX.
; Borrower X has significant job time - Borrower has XX.XX years on job
; Borrower has more than X years at current residence - Borrower at current residence XX.XX years
; Borrower has stable job time - Borrower has XX.XX years at job.
; Borrower Years On Job Exceeds XX Years - Borrower Years On Job Exceeds XX Years

125308	XXXXX		XXXXXXX_651	Credit	1	Borrower Liabilities Verification Indicator is Partial
Borrower liabilities verified indicator is Partial. Unknown “Other” payment in the amount of $XX.XX is reflected on the XXXX as part of the PITIA payment, but there is no supporting documentation in the loan file. Please provide documentation to support the $XX.XX monthly fee.; $XX.XX Other payment is invalid and should have been excluded from the debts. DTI would reduce from XX.XXX to XX.XXX%.
Please provide an updated XXXX removing the $XX.XX fee.
								Cleared				XX/XX/XXXX		XXX	Cash Out: Other Multi purpose Unknown purpose	Owner occupied		A	A	A	A	A	3/26/2024	04/12/2024	Yes	Yes				Non-QM: Lender documented all ATR UW factors	Borrower liabilities verified indicator is Present. Required Xst lien PITI at origination was XXXX.XX see updated XXXX ;	An updated XXXX showing the corrected PITIA amount on the Xst lien payment. Exception cleared.
125315	XXXXX		XXXXXXX_2957	Property	1	Property located in FEMA Declared Disaster Area with no subsequent Property Inspection
Property located in FEMA Declared Disaster Area with no subsequent Property Inspection.  Disaster: Severe Storms and Flooding X/XX-XX-X/XX/XX.  No appraisal obtained at origination, no post-disaster inspection report, and no Xst mortgage servicing comments identifying no damages after disaster timeframe.
								Cleared				XX/XX/XXXX		XXX	Cash Out: Home Improvement Renovation	Owner occupied		A	A	A	A	A	3/27/2024	04/05/2024	Yes	Yes				Higher Priced QM (APOR)	Post Disaster Inspection provided. XX-XXXX-XX only shows individual assistance for XXX county. Our borrower lives in XXX County.; Re-reviewed the FEMA designation and confirmed. Exception cleared. ;	Re-reviewed the FEMA designation and confirmed. Exception cleared.
125317	XXXXX		XXXXXXX_2110	Credit	1	Qualifying DTI exceeds Guideline Maximum Allowable
Qualifying DTI of XX.XX exceeds guideline maximum of XX.XX.  The Lender used base income of $X,XXX.XX for the Co-Borrower based on an hourly rate of $XX.XX at XX hours per week.  The VOE in the loan file reflects that the Co-Borrower worked XX hours a week which reduced the inomce to $X,XXX.XX.  Additionally, bonus income of $XXX.XX was used for the Co-Borrower.  The bonus income declined from XXXX to XXXX so the prior year average income was slightly lower at $XXX.XX per month.  The DTI increased to XX.XXX% which exceeds the Lender guideline of XX%.
								Cleared				XX/XX/XXXX		XXX	Cash Out: Other Multi purpose Unknown purpose	Owner occupied		A	A	A	A	A	3/27/2024	04/10/2024	Yes	Yes				Higher Priced QM (APOR)
Documentation provided to support Qualifying DTI below XX.XX.  The coborrower’s qualifying income has been updated based on prescribed calculations in the finding -- $XXXX.XX base income and $XXX.XX bonus income for a total of $XXXX.XX

Re-reviewed the income and the Co-Borrower's income matches the new calculation based on the above information. The borrower's income was also calculated incorrectly. Updated the borrower's income - exception cleared.

125330	XXXXX		XXXXXXX_1224	Compliance	2	Homeownership Counseling Disclosure is Missing	The homeownership disclosure is Missing	Active				XX/XX/XXXX		XXX	Cash Out: Home Improvement Renovation	Owner occupied		B	B	B	B	B	3/26/2024							Higher Priced QM (APOR)
125332	XXXXX		XXXXXXX_651	Credit	1	Borrower Liabilities Verification Indicator is Partial	XXXX reflects "Other" of $X.XX. Missing Escrow Analysis to verify shortage as listed on XXXX.	Cleared				XX/XX/XXXX		XXX	Cash Out: Other Multi purpose Unknown purpose	Owner occupied		A	A	A	A	A	3/28/2024	04/05/2024	Yes	Yes				Safe Harbor QM (APOR)	Borrower liabilities verified indicator is Present. See Xst lien Escrow Analysis. Total escrows are $XXX.XX. HOI, Tax & Other Payment on XXXX equate to $XXX.XX;	A copy of the Escrow Analysis was provided and shows an increase of $X.XX for the escrow fees. Exception cleared.
125354	XXXXX		XXXXXXX_651	Credit	1	Borrower Liabilities Verification Indicator is Partial
Lender approval conditioned for an LOX for inquiry on CBR for XXX dated X/XX/XX and it is missing in the file.  Please provide.; LOE Attached.
Copy of the LOE showing the Lender's Credit Report was pulled by sales.
								Cleared				XX/XX/XXXX		XXX	Cash Out: Other Multi purpose Unknown purpose	Owner occupied		A	A	A	A	A	3/28/2024	04/12/2024	Yes	Yes				Safe Harbor QM (APOR)	Borrower liabilities verified indicator is Present. LOE Attached showing CBR was pulled by sales.;	LOX provided - exception cleared.
125358	XXXXX		XXXXXXX_-96117	Compliance	1	Qualified Mortgage APR Threshold Finding
This loan has an APR that equals or exceeds the threshold for a qualified mortgage. ( XX CFR §XXXX.XX(e)(X)(vi) )This loan has a note amount of $XX,XXX.XX and a calculated qualified mortgage APR of XX.XXX%, which equals or exceeds the calculated qualified mortgage APR threshold of XX.XXX%.A qualified mortgage is a covered transaction for which, among other requirements, is not negatively amortizing and:The note amount for a first lien is greater than or equal to $XXX,XXX.XX, and its APR calculated per the requirements of XX CFR §XXXX.XX(e)(X)(vi) is less than the APOR on the date the rate was set plus X.XX%; orThe note amount for a first lien on a manufactured home is less than $XXX,XXX.XX, and its APR calculated per the requirements of XX CFR §XXXX.XX(e)(X)(vi) is less than the APOR on the date the rate was set plus X.X%; orThe note amount for a first lien a non-manufactured home is less than $XXX,XXX.XX but greater than or equal to $XX,XXX.XX, and its APR calculated per the requirements of XX CFR §XXXX.XX(e)(X)(vi) is less than the APOR on the date the rate was set plus X.X%; orThe note amount for a second lien is greater than or equal to $XX,XXX.XX, and its APR calculated per the requirements of XX CFR §XXXX.XX(e)(X)(vi) is less than the APOR on the date the rate was set plus X.X%; orThe note amount on a first lien a non-manufactured home or a second lien is less than $XX,XXX.XX, and its APR calculated per the requirements of XX CFR §XXXX.XX(e)(X)(vi) is less than the APOR on the date the rate was set plus X.X%.
								Active				XX/XX/XXXX		XXX	Cash Out: Other Multi purpose Unknown purpose	Owner occupied		A	A	A	A	A	4/3/2024							Higher Priced QM (APOR)
125377	XXXXX		XXXXXXX_929	Compliance	1	Security Instrument Indicator is Partial	The notary date is incorrect and needs to to corrected on the Mortgage. The year should be XXXX and it is currently XXXX.	Cleared				XX/XX/XXXX		XXX	Cash Out: Other Multi purpose Unknown purpose	Owner occupied		A	A	A	A	A	3/28/2024	04/10/2024	Yes	Yes				Higher Priced QM (APOR)	The security instrument indicator is Present. Notary date was corrected on mortgage prior to recording; Attached is copy of recorded mortgage with correct notary date of XX/XX/XXXX;	Copy of recorded mortgage showing the notary date was corrected to XXXX accordingly. Exception cleared.
125395	XXXXX		XXXXXXX_932	Property	2	Origination Appraisal is Partial
AVM reflects Condo which is an ineligible property type. Lender exception approval in file. Compensating factors low LTV/CLTV X.XXX%/XX.XXX%; Site Condo - project review is not required; both borrowers have secondary employment not used to qualify at $XXX a week, Utilizing the secondary income adds $XXXX.XX a month in income; with all income sources included the DTI would be XX.XXX/XX.XXX%; mortgage history XxXX for X years, no mortgage or credit lates. (Borrower has been making $XXX principal payments along with their normal monthly payment).; Need XXX to confirm if they are willing to purchase as exception w/comp factors.
Exception remains.
								Acknowledged				XX/XX/XXXX		XXX	Cash Out: Other Multi purpose Unknown purpose	Owner occupied		B	B	B	B	B	4/8/2024	4/17/2024		No	No	Yes		Safe Harbor QM (APOR)
AVM reflects Condo which is an ineligible property type. Lender exception approval in file. Compensating factors low LTV/CLTV X.XXX%/XX.XXX%; Site Condo - project review is not required; both borrowers have secondary employment not used to qualify at $XXX a week, Utilizing the secondary income adds $XXXX.XX a month in income; with all income sources included the DTI would be XX.XXX/XX.XXX%; mortgage history XxXX for X years, no mortgage or credit lates. (Borrower has been making $XXX principal payments along with their normal monthly payment).

Client Acknowledged- CLTV, property is a site condo, X,XXX sq ft, lender acknowledged exception prior to origination, XXX FICO, XxXX mtg for X years with evidence borrower is making additional principal payments

125417	XXXXX		XXXXXXX_-96474	Compliance	1	Revised Loan Estimate Delivery Date Test (prior to consummation)
This loan failed the revised loan estimate delivery date test (prior to consummation) due to one of the following findings: ( XX CFR §XXXX.XX(e)(X)(ii) )The revised loan estimate delivery date is provided and the revised loan estimate method of delivery is marked as either:"USPS First Class Mail" or "Electronic Delivery" or blank, and the revised loan estimate delivery date is less than seven business days (counting all calendar days except Sunday and specified legal public holidays) before the consummation date, or closing / settlement date if no consummation date is provided, of the transaction; or"In Person" and the revised loan estimate delivery date is less than four business days (counting all calendar days except Sunday and specified legal public holidays) before the consummation date, or closing / settlement date if no consummation date is provided, of the transaction; orThe revised loan estimate receipt date is provided and the revised loan estimate receipt date is less than four business days (counting all calendar days except Sunday and specified legal public holidays) before the consummation date, or closing / settlement date if no consummation date is provided, of the transaction; orThe revised loan estimate delivery date is on or after the initial closing disclosure delivery date.The creditor shall not provide a revised version of the disclosures required under §XXXX.XX(e)(X)(i) on or after the date on which the creditor provides the disclosures required under §XXXX.XX(f)(X)(i). The consumer must receive a revised version of the disclosures required under §XXXX.XX(e)(X)(i) not later than four business days prior to consummation. If the revised version of the disclosures required §XXXX.XX(e)(X)(i) is not provided to the consumer in person, the consumer is considered to have received such version three business days after the creditor delivers or places such version in the mail.; See attached eLog showing LE from X/XX/XX was reviewed on X/XX/XX.
Response and documentation were provided to compliance for review. ; There is no evidence of delivery date for LE dated XX/XX/XXXX in loan file.
								Cleared				XX/XX/XXXX		XXX	Cash Out: Other Multi purpose Unknown purpose	Owner occupied		A	A	A	A	A	4/7/2024	04/12/2024	Yes	Yes				Higher Priced QM (APOR)	See attached eLog showing LE from X/XX/XX was reviewed on X/XX/XX.	Compliance reviewed and cleared the condition.
125420	XXXXX		XXXXXXX_651	Credit	1	Borrower Liabilities Verification Indicator is Partial	The file is Missing the escrow analysis to verify the shortage listed on XXXX for $XX.XX.	Cleared				XX/XX/XXXX		XXX	Cash Out: Other Multi purpose Unknown purpose	Owner occupied		A	A	A	A	A	4/7/2024	04/15/2024	Yes	Yes				Safe Harbor QM (APOR)
Borrower liabilities verified indicator is Present.  $XX.XX Other payment is shortage of HOI and Taxes. XXXX reflects HOI $XXX.XX+ Tax $XXX.XX + Other $XX.XX = $XXX.XX.  See attached Xst lien mortgage statement showing escrows total $XXX.XX.;

																																A copy of the mortgage statement was provided. The XXXX shows there was an escrow shortage in the amount of $XX.XX. Confirmed - condition cleared.
125445	XXXXX		XXXXXXX_-96366	Compliance	1	Charges That Cannot Increase Test
This loan failed the charges that cannot increase test.  (XX CFR §XXXX.XX(e)(X)(i))The loan contains charges that exceed the good faith determination according to §XXXX.XX(e)(X)(i).One or more of the final charges exceed the comparable amount. Your total tolerance violation is $XXX.XX.Please see the Tolerance Comparison Table that displays the Charges That Cannot Increase for a comparison of the data between the provided disclosures.An estimated closing cost disclosed pursuant to §XXXX.XX(e) is in good faith if the charge paid by or imposed on the consumer does not exceed the amount originally disclosed under §XXXX.XX(e)(X)(i).; Discount points increased on X/XX as DTI changed, >XX%  – X/X timely.
Response and documentation provided to compliance for review. ; TILA XXXb Cure Required.  Refund in the amount of $XXX.XX, cure package requires a PCCD, LOE, Copy of Refund Check, and Proof of Delivery or Valid COC. The zero tolerance violation in the amount of $XXX.XX is due to the increase in discount points. The COC in file indicates the reason is "APR changed" which is not a valid reason.
								Cleared				XX/XX/XXXX		XXX	Cash Out: Other Multi purpose Unknown purpose	Owner occupied		A	A	A	A	A	3/30/2024	4/13/2024	Yes	Yes				Higher Priced QM (APOR)	Discount points increased on X/XX as DTI changed, >XX% – X/X timely.
This loan passed the charges that cannot increase test.  (XX CFR §XXXX.XX(e)(X)(i))The loan contains charges that do not exceed the good faith determination according to §XXXX.XX(e)(X)(i).Please see the Tolerance Comparison Table that displays the Charges That Cannot Increase for a comparison of the data between the provided disclosures.An estimated closing cost disclosed pursuant to §XXXX.XX(e) is in good faith if the charge paid by or imposed on the consumer does not exceed the amount originally disclosed under §XXXX.XX(e)(X)(i).

125450	XXXXX		XXXXXXX_651	Credit	1	Borrower Liabilities Verification Indicator is Partial
Unknown payment in the amount of $XXX.XX is reflected on XXXX but there is no supporting documentation in the file and the XXXX states it is an escrow shortage.  Please provide documentation to support the !XX.XX monthly payment.
								Cleared				XX/XX/XXXX		XXX	Cash Out: Other Multi purpose Unknown purpose	Owner occupied		A	A	A	A	A	4/2/2024	04/10/2024	Yes	Yes				Higher Priced QM (APOR)
Borrower liabilities verified indicator is Present.  $XXX.XX Other payment is shortage of HOI and Taxes. Escrow $XXX.XX + Shortage $XX.XX = $XXX.XX. XXXX reflects HOI $XXX.XX + Tax $XXX.XX + HOA Fee XX + Other $XXX.XX = $XXX.XX. DTI XX.XXX%;

																																Copy of Escrow Analysis was provided. Re-reviewed the calculation and confirmed. Exception cleared.
125452	XXXXX		XXXXXXX_-96468	Compliance	1	Initial Closing Disclosure Delivery Date Test
This loan failed the initial closing disclosure delivery date test due to one of the following findings:( XX CFR §XXXX.XX(f)(X)(ii) )The initial closing disclosure delivery date is provided and the initial closing disclosure method of delivery is marked as either:"USPS First Class Mail" or "Electronic Delivery" or blank, and the initial closing disclosure delivery date is less than six business days (counting all calendar days except Sunday and specified legal public holidays) before the consummation date, or closing / settlement date if no consummation date is provided, of the transaction; or"In Person" and the initial closing disclosure delivery date is less than three business days (counting all calendar days except Sunday and specified legal public holidays) before the consummation date, or closing / settlement date if no consummation date is provided, of the transaction; orThe initial closing disclosure receipt date is provided and the initial closing disclosure receipt date is less than three business days (counting all calendar days except Sunday and specified legal public holidays) before the consummation date, or closing / settlement date if no consummation date is provided, of the transactionThe creditor shall ensure that the consumer receives the disclosures required under paragraph §XXXX.XX(f)(X)(i) no later than three business days before consummation.; Documentation Required: Missing proof of delivery date for the initial CD.; See attached eLog showing Initial CD from X/XX/XX was reviewed on X/XX/XX.
Response and documentation provided to compliance for review.
								Cleared				XX/XX/XXXX		XXX	Cash Out: Home Improvement Renovation	Owner occupied		A	A	A	A	A	4/8/2024	04/12/2024	Yes	Yes				Higher Priced QM (APOR)	See attached eLog showing Initial CD from X/XX/XX was reviewed on X/XX/X
This loan passed the initial closing disclosure delivery date test.( XX CFR §XXXX.XX(f)(X)(ii) )The initial closing disclosure delivery date is provided and the initial closing disclosure method of delivery is marked as either:"USPS First Class Mail" or "Electronic Delivery" or blank, and the initial closing disclosure delivery date is not less than six business days (counting all calendar days except Sunday and specified legal public holidays) before the consummation date, or closing / settlement date if no consummation date is provided, of the transaction; or"In Person" and the initial closing disclosure delivery date is not less than three business days (counting all calendar days except Sunday and specified legal public holidays) before the consummation date, or closing / settlement date if no consummation date is provided, of the transaction; orThe initial closing disclosure receipt date is provided and the initial closing disclosure receipt date is not less than three business days (counting all calendar days except Sunday and specified legal public holidays) before the consummation date, or closing / settlement date if no consummation date is provided, of the transaction.The creditor shall ensure that the consumer receives the disclosures required under paragraph §XXXX.XX(f)(X)(i) no later than three business days before consummation.

125497	XXXXX		XXXXXXX_651	Credit	1	Borrower Liabilities Verification Indicator is Partial
Borrower liabilities verified indicator is Partial:  the XXXX reflects $XXX.XX/mo as an other fee and the file is missing the escrow analysis printout to confirm it is an escrow shortage. Please provide a copy of the print out.
								Cleared				XX/XX/XXXX		XXX	Cash Out: Other Multi purpose Unknown purpose	Owner occupied		A	A	A	A	A	4/6/2024	04/15/2024	Yes	Yes				Safe Harbor QM (APOR)
Borrower liabilities verified indicator is Present.  $XXX.XX Other payment is shortage of HOI and Taxes. Escrow $XXX.XX + Shortage $XXX.XX = $XXX.XX. XXXX reflects HOI $XXX.XX+ Tax $XXX.XX + Other $XXX.XX = $XXX.XX. ;

																																A copy of the escrow analysis was provided showing the shortage difference amount. Re-reviewed and confirmed - exception cleared.
125499	XXXXX		XXXXXXX_-96117	Compliance	1	Qualified Mortgage APR Threshold Finding
This loan has an APR that equals or exceeds the threshold for a qualified mortgage. ( XX CFR §XXXX.XX(e)(X)(vi) )This loan has a note amount of $XXX,XXX.XX and a calculated qualified mortgage APR of XX.XXX%, which equals or exceeds the calculated qualified mortgage APR threshold of X.XXX%.A qualified mortgage is a covered transaction for which, among other requirements, is not negatively amortizing and:The note amount for a first lien is greater than or equal to $XXX,XXX.XX, and its APR calculated per the requirements of XX CFR §XXXX.XX(e)(X)(vi) is less than the APOR on the date the rate was set plus X.XX%; orThe note amount for a first lien on a manufactured home is less than $XXX,XXX.XX, and its APR calculated per the requirements of XX CFR §XXXX.XX(e)(X)(vi) is less than the APOR on the date the rate was set plus X.X%; orThe note amount for a first lien a non-manufactured home is less than $XXX,XXX.XX but greater than or equal to $XX,XXX.XX, and its APR calculated per the requirements of XX CFR §XXXX.XX(e)(X)(vi) is less than the APOR on the date the rate was set plus X.X%; orThe note amount for a second lien is greater than or equal to $XX,XXX.XX, and its APR calculated per the requirements of XX CFR §XXXX.XX(e)(X)(vi) is less than the APOR on the date the rate was set plus X.X%; orThe note amount on a first lien a non-manufactured home or a second lien is less than $XX,XXX.XX, and its APR calculated per the requirements of XX CFR §XXXX.XX(e)(X)(vi) is less than the APOR on the date the rate was set plus X.X%.
								Active				XX/XX/XXXX		XXX	Cash Out: Other Multi purpose Unknown purpose	Owner occupied		A	A	A	A	A	4/8/2024							Non-QM: Lender documented all ATR UW factors
125506	XXXXX		XXXXXXX_651	Credit	1	Borrower Liabilities Verification Indicator is Partial	The XXXX reflects an escrow shortage of $XX.XX; however, documentation is not in the file to verify the shortage. Missing escrow analysis.; Missing escrow analysis.	Cleared				XX/XX/XXXX		XXX	Cash Out: Other Multi purpose Unknown purpose	Owner occupied		A	A	A	A	A	3/30/2024	04/15/2024	Yes	Yes				Higher Priced QM (APOR)
Borrower liabilities verified indicator is Present.  $XX.XX Other payment is shortage of HOI and Taxes. Escrow $XXX.XX + Shortage $XX.XX = $XXX.XX. XXXX reflects HOI $XX.XX+ Tax $XXX.XX + Other $XX.XX = $XXX.XX.;

																																A copy of the Escrow Analysis was provided. Re-reviewed the information and confirmed the escrow shortage matches. Exception cleared.
125520	XXXXX		XXXXXXX_2571	Credit	1	Final Loan Application is Partial
The Final Loan Application shows the Retirement income associated with the borrower, however the income belongs to the co-borrower and should be identified on the Final Loan Application portion for the co-borrower under section Xc. Income from Other Sources.; Agree, pension income for co-borrower was entered under the borrower; Attached is copy of corrected final XXXX
An updated copy of the loan application was received removing the co-borrower pension income. An updated XXXX removing the income and updating the calculations is required.
								Cleared				XX/XX/XXXX		XXX	Cash Out: Other Multi purpose Unknown purpose	Owner occupied		A	A	A	A	A	3/28/2024	04/12/2024	Yes	Yes				Safe Harbor QM (APOR)	Final Loan Application is Present. See updated XXXX, all income is listed as combined “other” and DTI did not change. ;	Agree the full income amount is combined as other on the updated XXXX; exception cleared.
125521	XXXXX		XXXXXXX_2578	Credit	1	Housing history does not meet guidelines
Housing history does not meet guidelines.  Lender guidelines require the subject property to have zero late payments in the previous XX months.  The credit report reflects a XX day late in XXX XXXX with Note date of XX/XX/XXXX.
								Cleared				XX/XX/XXXX		XXX	Cash Out: Other Multi purpose Unknown purpose	Owner occupied		A	A	A	A	A	3/28/2024	04/05/2024	Yes	Yes				Safe Harbor QM (APOR)	Housing delinquency meets guidelines. See attached pay history. Borower was paid ahead and made XXX XXXX payment XXX XX,XXXX.; Pay history received and reviewed.	Confirmed payments were made in advance and not late. Exception cleared.
125532	XXXXX		XXXXXXX_3533	Compliance	1	Higher-Priced Mortgage Loan Full Appraisal Not Provided (12 CFR 1026.35(c)(3))	Loan is a Higher-Priced Mortgage Loan and Appraisal product used to qualify is Form XXXX.; Loan is passing points and fees. LOX with screenshot of Mavent report provided to compliance for review.	Cleared				XX/XX/XXXX		XXX	Cash Out: Other Multi purpose Unknown purpose	Owner occupied		A	A	A	A	A	3/21/2024	04/08/2024	Yes	Yes				Higher Priced QM (APOR)	Loan is passing points and fees	Compliance reviewed the documentation provided and cleared the condition.
125534	XXXXX		XXXXXXX_1246	Credit	1	Transmittal Summary is Partial	The Underwriter Checklist is missing to support the "Ability to Repay (ATR) Certification"	Cleared				XX/XX/XXXX		XXX	Cash Out: Other Multi purpose Unknown purpose	Owner occupied		A	A	A	A	A	4/6/2024	04/15/2024	Yes	Yes				Non-QM: Lender documented all ATR UW factors	The transmittal summary is Present. Checklist Attached.;	A copy of the checklist is attached and includes the ATR Certification. Exception cleared.
125538	XXXXX		XXXXXXX_-96117	Compliance	1	Qualified Mortgage APR Threshold Finding
This loan has an APR that equals or exceeds the threshold for a qualified mortgage. ( XX CFR §XXXX.XX(e)(X)(vi) )This loan has a note amount of $XXX,XXX.XX and a calculated qualified mortgage APR of X.XXX%, which equals or exceeds the calculated qualified mortgage APR threshold of X.XXX%.A qualified mortgage is a covered transaction for which, among other requirements, is not negatively amortizing and:The note amount for a first lien is greater than or equal to $XXX,XXX.XX, and its APR calculated per the requirements of XX CFR §XXXX.XX(e)(X)(vi) is less than the APOR on the date the rate was set plus X.XX%; orThe note amount for a first lien on a manufactured home is less than $XXX,XXX.XX, and its APR calculated per the requirements of XX CFR §XXXX.XX(e)(X)(vi) is less than the APOR on the date the rate was set plus X.X%; orThe note amount for a first lien a non-manufactured home is less than $XXX,XXX.XX but greater than or equal to $XX,XXX.XX, and its APR calculated per the requirements of XX CFR §XXXX.XX(e)(X)(vi) is less than the APOR on the date the rate was set plus X.X%; orThe note amount for a second lien is greater than or equal to $XX,XXX.XX, and its APR calculated per the requirements of XX CFR §XXXX.XX(e)(X)(vi) is less than the APOR on the date the rate was set plus X.X%; orThe note amount on a first lien a non-manufactured home or a second lien is less than $XX,XXX.XX, and its APR calculated per the requirements of XX CFR §XXXX.XX(e)(X)(vi) is less than the APOR on the date the rate was set plus X.X%.
								Active				XX/XX/XXXX		XXX	Cash Out: Other Multi purpose Unknown purpose	Owner occupied		A	A	A	A	A	4/1/2024							Non-QM: Lender documented all ATR UW factors
125544	XXXXX		XXXXXXX_651	Credit	1	Borrower Liabilities Verification Indicator is Partial
Unknown “Other” payment in the amount of $XXX.XX is reflected on the XXXX as part of the PITIA payment, but there is no supporting documentation in the loan file. Please provide documentation to support the $XXX.XX monthly fee.
								Cleared				XX/XX/XXXX		XXX	Cash Out: Other Multi purpose Unknown purpose	Owner occupied		A	A	A	A	A	4/4/2024	04/10/2024	Yes	Yes				Higher Priced QM (APOR)
Borrower liabilities verified indicator is Present. $XXX.XX Other payment is shortage of HOI and Taxes. Escrow $XXX.XX + Shortage $XX.XX = $XXX.XX. XXXX reflects HOI $XXX.XX + Tax $XXX.XX + Other $XXX.XX = $XXX.XX. DTI XX.XXX%;

																																Copy of Escrow Analysis was provided. Re-reviewed the calculation and confirmed. Exception cleared. ;
125550	XXXXX		XXXXXXX_651	Credit	1	Borrower Liabilities Verification Indicator is Partial	Missing evidence of escrow analysis to balance out $XX.XX as listed on XXXX. The file is missing the escrow analysis.	Cleared				XX/XX/XXXX		XXX	Cash Out: Other Multi purpose Unknown purpose	Owner occupied		A	A	A	A	A	3/24/2024	04/08/2024	Yes	Yes				Higher Priced QM (APOR)
Borrower liabilities verified indicator is Present.  See attached Escrow screen from the Xst Lien. Base Escrow Payment + Shortage Spread. (XXX.XX+XX.XX) =  $XXX.XX. XXXX = ($XXX.XX+$XX.XX+$XX.XX) = $XXX.XX.We overstated by $XX.XX which would reduce DTI from XX.XX% to XX.XX%.;

																																Received copy of the escrow analysis and confirmed the escrow shortage amount. Calculation matches lender's - exception cleared.
125566	XXXXX		XXXXXXX_-96485	Compliance	1	Initial Loan Estimate Delivery Date Test (from application)
This loan failed the initial loan estimate delivery date test (from application) due to one of the following: ( XX CFR §XXXX.XX(e)(X)(iii)(A) )The initial loan estimate delivery date is later than the third business day (counting days on which the creditor's offices are open to the public for carrying on substantially all of its business functions) after the creditor or broker receives the consumer's written application.Therefore, if additional disclosures are entered into ComplianceAnalyzer, any values that would change under a valid changed circumstance if the initial loan estimate had been delivered timely, will not reset the baseline for tolerance purposes. The comparable fees for this loan will be $X, regardless of the actual values on the disclosure.This calculation takes into account a user-submitted designation of the days that the creditor's office will be deemed to be open or not open for carrying on substantially all of its business functions, as described in §XXXX.X(a)(X) and as it relates to §XXXX.XX(e)(X)(iii)(A) (initial loan estimate disclosure three business days after application). This test excluded the following days from the business day count based on the client preferences configured on the company settings business days profile page:As not being open on Birthday of XXX. (XX/XX/XXXX)As not being open on SundayAs not being open on SaturdayPLEASE NOTE: If a conflict results from the client preferences configured on the company settings business days profile page such that a day is marked as both open and closed, ComplianceAnalyzer calculations will presume the company's offices are closed to the public for carrying on substantially all of its business functions. If this is not the appropriate result, you must revise your settings to remove the conflict.The creditor shall deliver or place in the mail the disclosures required under §XXXX.XX(e)(X)(i) (provision of loan estimate form) not later than the third business day after the creditor receives the consumer's application.; Documentation required to clear exception. Initial LE issued X/XX/XXXX more than X days after the application date of X/XX/XXXX.  Please provide initial LE issued within X days of the application date.  ; LE was disclosed within X business days please see attached .
An LOX with screenshot of confirmation of document provided to borrower and was provided to compliance for review.
								Cleared				XX/XX/XXXX		XXX	Cash Out: Other Multi purpose Unknown purpose	Owner occupied		A	A	A	A	A	3/20/2024	04/09/2024	Yes	Yes				Safe Harbor QM (APOR)	LE was disclosed within X business days please see attached	Compliance reviewed the documentation and cleared the condition.
125574	XXXXX		XXXXXXX_-96365	Compliance	1	Charges That In Total Cannot Increase More Than 10% Test
This loan failed the charges that in total cannot increase more than XX% test.  (XX CFR §XXXX.XX(e)(X)(ii))The loan contains third-party services that the consumer was permitted to shop for and the charges exceed the good faith tolerance according to §XXXX.XX(e)(X)(ii). The final charges that in total cannot increase more than XX% ($XXX.XX) exceed the comparable charges ($XXX.XX) by more than XX%. Please see the table that displays the Charges That Cannot Increase More Than XX% for a comparison of the data between the provided disclosures.An estimate of a charge for a third-party service or a recording fee is in good faith if:(A) The aggregate amount of charges for third-party services and recording fees paid by or imposed on the consumer does not exceed the aggregate amount of such charges disclosed under §XXXX.XX(e)(X)(i) by more than XX percent;(B) The charge for the third-party service is not paid to the creditor or an affiliate of the creditor; and(C) The creditor permits the consumer to shop for the third-party service, consistent with §XXXX.XX(e)(X)(vi).; TILA XXXb Required:  Refund in the amount of $XXX.XX required for addition of Document signing fee to CD issued X/X/XX without valid COC. Cure package requires a PCCD, LOE, copy of the refund check, and proof of delivery or valid coc.
								Cleared				XX/XX/XXXX		XXX	Cash Out: Debt Consolidation Proceeds used to pay off existing loans other than loans secured by real estate	Owner occupied		A	A	A	A	A	3/22/2024	4/17/2024	Yes	Yes				Safe Harbor QM (APOR)
Borrower requested a dual signing at closing increasing the fee. Signing Fee added X/X - XXX Signing for closing X/X.

BX Manual X/X/XX @ X:XXam at XXX XXXX. XXX XXXXX. Then BX XXX signing X/X/XX @ X:XX pm XXX. Fee was timely.

This loan passed the charges that in total cannot increase more than XX% test.  (XX CFR §XXXX.XX(e)(X)(ii))The loan contains third-party services that the consumer was permitted to shop for and the charges were in good faith according to §XXXX.XX(e)(X)(ii). The final charges that in total cannot increase more than XX% ($XXX.XX) do not exceed the comparable charges ($XXX.XX) by more than XX%. Please see the table that displays the Charges That Cannot Increase More Than XX% for a comparison of the data between the provided disclosures.An estimate of a charge for a third-party service or a recording fee is in good faith if:(A) The aggregate amount of charges for third-party services and recording fees paid by or imposed on the consumer does not exceed the aggregate amount of such charges disclosed under §XXXX.XX(e)(X)(i) by more than XX percent;(B) The charge for the third-party service is not paid to the creditor or an affiliate of the creditor; and(C) The creditor permits the consumer to shop for the third-party service, consistent with §XXXX.XX(e)(X)(vi).

125576	XXXXX		XXXXXXX_-96366	Compliance	1	Charges That Cannot Increase Test
This loan failed the charges that cannot increase test.  (XX CFR §XXXX.XX(e)(X)(i))The loan contains charges that exceed the good faith determination according to §XXXX.XX(e)(X)(i).One or more of the final charges exceed the comparable amount. Your total tolerance violation is $XXX.XX.Please see the Tolerance Comparison Table that displays the Charges That Cannot Increase for a comparison of the data between the provided disclosures.An estimated closing cost disclosed pursuant to §XXXX.XX(e) is in good faith if the charge paid by or imposed on the consumer does not exceed the amount originally disclosed under §XXXX.XX(e)(X)(i).; TILA XXXb Cure Required.  Refund in the amount of $XXX; cure package requires a PCCD, LOE, Copy of Refund Check, and Proof of Delivery or Valid COC. The zero tolerance violation in the amount of $XXX is due to the increase of the discount points on LE dated XX/XX/XXXX.  COC dated XX/XX/XXXX reflects reason for change as "A pricing exception has been granted" which is not enough information to deem COC valid.
								Cleared				XX/XX/XXXX		XXX	Cash Out: Other Multi purpose Unknown purpose	Owner occupied		A	A	A	A	A	4/4/2024	04/16/2024	Yes	Yes				Safe Harbor QM (APOR)	Discount points increased on X/XX as DTI changed, >XX% – timely.
This loan passed the charges that cannot increase test.  (XX CFR §XXXX.XX(e)(X)(i))The loan contains charges that do not exceed the good faith determination according to §XXXX.XX(e)(X)(i).Please see the Tolerance Comparison Table that displays the Charges That Cannot Increase for a comparison of the data between the provided disclosures.An estimated closing cost disclosed pursuant to §XXXX.XX(e) is in good faith if the charge paid by or imposed on the consumer does not exceed the amount originally disclosed under §XXXX.XX(e)(X)(i).

125580	XXXXX		XXXXXXX_-96366	Compliance	1	Charges That Cannot Increase Test
This loan failed the charges that cannot increase test.  (XX CFR §XXXX.XX(e)(X)(i))The loan contains charges that exceed the good faith determination according to §XXXX.XX(e)(X)(i).One or more of the final charges exceed the comparable amount. Your total tolerance violation is $XXX.XX.Please see the Tolerance Comparison Table that displays the Charges That Cannot Increase for a comparison of the data between the provided disclosures.An estimated closing cost disclosed pursuant to §XXXX.XX(e) is in good faith if the charge paid by or imposed on the consumer does not exceed the amount originally disclosed under §XXXX.XX(e)(X)(i).; PCCD Attached crediting the customer back Fee violation of $XXX.
PCCD documentation provided to compliance for review. ; TILA XXXb cure required
Refund in the amount of $XXX.XX requires a PCCD, LOE, copy of refund check and proof of delivery OR a valid COC.
The zero tolerance violation of $XXX.XX is due to the added:
TItle Recording Service Fee $XX
Title Settlement Fee $XXX
Title Property Report Fee $XXX
On the CD dated XX/XX/XXXX to Section B (not shoppable fees) without a valid COC.
								Cleared				XX/XX/XXXX		XXX	Cash Out: Other Multi purpose Unknown purpose	Owner occupied		A	A	A	A	A	3/22/2024	04/16/2024	Yes	Yes				Safe Harbor QM (APOR)	PCCD Attached crediting the customer back Fee violation of $XXX.
This loan passed the charges that cannot increase test.  (XX CFR §XXXX.XX(e)(X)(i))The loan contains charges that do not exceed the good faith determination according to §XXXX.XX(e)(X)(i).Please see the Tolerance Comparison Table that displays the Charges That Cannot Increase for a comparison of the data between the provided disclosures.An estimated closing cost disclosed pursuant to §XXXX.XX(e) is in good faith if the charge paid by or imposed on the consumer does not exceed the amount originally disclosed under §XXXX.XX(e)(X)(i).

125611	XXXXX		XXXXXXX_-96366	Compliance	1	Charges That Cannot Increase Test
This loan failed the charges that cannot increase test.  (XX CFR §XXXX.XX(e)(X)(i))The loan contains charges that exceed the good faith determination according to §XXXX.XX(e)(X)(i).One or more of the final charges exceed the comparable amount. Your total tolerance violation is $XXX.XX.Please see the Tolerance Comparison Table that displays the Charges That Cannot Increase for a comparison of the data between the provided disclosures.An estimated closing cost disclosed pursuant to §XXXX.XX(e) is in good faith if the charge paid by or imposed on the consumer does not exceed the amount originally disclosed under §XXXX.XX(e)(X)(i).; Loan exceeded HPML thresholds and did not meet QM eligibility, requiring an appraisal be ordered
Section XX of TILA (Truth in Lending Act).
Response and documentation provided to compliance for review. ; See attached MAVENT from X/XX showing the loan failed HPML / QM Pts and Fees Test which would require the Appraisal.
Response and documentation provided to compliance for review. ; See attached re-disclosure from X/X showing BORROWER REQUESTED CHANGE IN LOAN TERM, THE BORROWER REQUESTED A
CHANGE TO THE INTEREST RATE, THE LOAN AMOUNT CHANGED. Appraisal Fee is reflected on this LE.
Documentation provided to compliance for review. ; The reasons provided are not a sufficient reason to add an appraisal fee.  The change in interest rate and a change to the loan amount would not be a valid reason for an appraisal without additional clarification; TILA XXXb Cure required: Cure of $XXX.XX required for addition of appraisal fee to LE issued X/XX/XX. COC provided indicates loan amount changed, however the loan amount exceeded the threshold requirements for a full appraisal at time of initial Loan Application. Cure requirements include PCCD, LOE, copy of refund check, and proof of mailing.
								Cleared				XX/XX/XXXX		XXX	Cash Out: Home Improvement Renovation	Owner occupied		A	A	A	A	A	3/21/2024	04/12/2024	Yes	Yes				Safe Harbor QM (APOR)	See attached MAVENT from X/XX showing the loan failed HPML / QM Pts and Fees Test which would require the Appraisal.
This loan passed the charges that cannot increase test.  (XX CFR §XXXX.XX(e)(X)(i))The loan contains charges that do not exceed the good faith determination according to §XXXX.XX(e)(X)(i).Please see the Tolerance Comparison Table that displays the Charges That Cannot Increase for a comparison of the data between the provided disclosures.An estimated closing cost disclosed pursuant to §XXXX.XX(e) is in good faith if the charge paid by or imposed on the consumer does not exceed the amount originally disclosed under §XXXX.XX(e)(X)(i).

125614	XXXXX		XXXXXXX_651	Credit	1	Borrower Liabilities Verification Indicator is Partial
The XXXX reflects an other monthly payment of $XX.XX; however, documentation is not in file to verify this payment. The file is missing the Escrow Analysis to verify the escrow shortage of $XX.XX per month is required.
								Cleared				XX/XX/XXXX		XXX	Cash Out: Other Multi purpose Unknown purpose	Owner occupied		A	A	A	A	A	3/22/2024	03/29/2024	Yes	Yes				Safe Harbor QM (APOR)
  See attached Escrow screen from the Xst Lien. The $XX.XX noted on the XXXX is the difference of the Base Escrow Payment + Shortage Spread. (XXX.XX+XX.XX) = $XXX.X. XXXX = ($XXX.XX+XXX.XX+XX.XX) = $XXX.X.

X/X/XX - Per compliance, The reasons provided are not a sufficient reason to add an appraisal fee, the change in interest rate and a change to the loan amount would not be a valid reason for an appraisal without additional clarification.  Exception remains.

125618	XXXXX		XXXXXXX_2578	Credit	1	Housing history does not meet guidelines
Housing history does not meet guidelines. Per the credit report Borrower was XX days delinquent within XX months  on  X/XXXX and X/XXXX. Guidelines require XxXXxXX Mortgage history for the subject property. Borrower was XxXXxXX.
								Cleared				XX/XX/XXXX		XXX	Cash Out: Home Improvement Renovation	Owner occupied		A	A	A	A	A	3/22/2024	03/26/2024	Yes	Yes				Safe Harbor QM (APOR)	See attached Xst Lien Pay History showing no delinquencies.	Received full copy of detail transaction history; confirmed the "missed" payments were actually paid during the previous months. Exception cleared.
125629	XXXXX		XXXXXXX_1257	Credit	1	Borrower Employment Verification does not meet guidelines	Missing Wage-Earner VVOE completed within XX business days prior to the Note date.; The file is missing a Verification of employment for the borrower within XX business days of close.	Cleared				XX/XX/XXXX		XXX	Cash Out: Other Multi purpose Unknown purpose	Owner occupied		A	A	A	A	A	3/26/2024	04/08/2024	Yes	Yes				Higher Priced QM (APOR)
The exception 'Borrower Employment Verification does not meet guidelines' is cleared.  A Leave and Earnings Statement (LES) XXX be used in lieu of a Verbal Verification of Employment (XX-Day VVOE) for active-duty personnel when the LES is dated within XXX days prior to the Note date. This is a standard industry practice. ;
Confirmed, the LES XXX be used in lieu of the VOE for military personnel.  Exception cleared.
																																Confirmed, the LES XXX be used in lieu of the VOE for military personnel. Exception cleared.
125672	XXXXX		XXXXXXX_-96117	Compliance	1	Qualified Mortgage APR Threshold Finding
This loan has an APR that equals or exceeds the threshold for a qualified mortgage. ( XX CFR §XXXX.XX(e)(X)(vi) )This loan has a note amount of $XXX,XXX.XX and a calculated qualified mortgage APR of XX.XXX%, which equals or exceeds the calculated qualified mortgage APR threshold of X.XXX%.A qualified mortgage is a covered transaction for which, among other requirements, is not negatively amortizing and:The note amount for a first lien is greater than or equal to $XXX,XXX.XX, and its APR calculated per the requirements of XX CFR §XXXX.XX(e)(X)(vi) is less than the APOR on the date the rate was set plus X.XX%; orThe note amount for a first lien on a manufactured home is less than $XXX,XXX.XX, and its APR calculated per the requirements of XX CFR §XXXX.XX(e)(X)(vi) is less than the APOR on the date the rate was set plus X.X%; orThe note amount for a first lien a non-manufactured home is less than $XXX,XXX.XX but greater than or equal to $XX,XXX.XX, and its APR calculated per the requirements of XX CFR §XXXX.XX(e)(X)(vi) is less than the APOR on the date the rate was set plus X.X%; orThe note amount for a second lien is greater than or equal to $XX,XXX.XX, and its APR calculated per the requirements of XX CFR §XXXX.XX(e)(X)(vi) is less than the APOR on the date the rate was set plus X.X%; orThe note amount on a first lien a non-manufactured home or a second lien is less than $XX,XXX.XX, and its APR calculated per the requirements of XX CFR §XXXX.XX(e)(X)(vi) is less than the APOR on the date the rate was set plus X.X%.
								Active				XX/XX/XXXX		XXX	Cash Out: Other Multi purpose Unknown purpose	Owner occupied		A	A	A	A	A	3/24/2024							Non-QM: Lender documented all ATR UW factors
125676	XXXXX		XXXXXXX_651	Credit	1	Borrower Liabilities Verification Indicator is Partial
The other payment of $XXX is for the escrow shortage however it is  not matching to the first lien escrow printout showing $XXX.XX, which is a difference of $X.XX.  There is no supporting documentation for this difference, please provide.
								Cleared				XX/XX/XXXX		XXX	Cash Out: Other Multi purpose Unknown purpose	Owner occupied		A	A	A	A	A	4/5/2024	04/10/2024	Yes	Yes				Higher Priced QM (APOR)
Borrower liabilities verified indicator is Present.  $XXX.XX Other payment is shortage of HOI and Taxes. Escrow $XXX.XX + Shortage $XXX.XX = $XXX.XX. XXXX reflects HOI $XXX.XX + Supplemental Ins XX.XX + Tax $XXX.XX + Other $XXX.XX = $XXX.XX. DTI XX.XXX%;

																																Copy of Escrow Analysis was provided. Re-reviewed the calculation and confirmed. Exception cleared.
125691	XXXXX		XXXXXXX_651	Credit	1	Borrower Liabilities Verification Indicator is Partial
Unknown payment in the amount of $XX.XX monthly is reflected on the XXXX but there is no supporting documentation in the file.  The Escrow Review Statement is missing from the file.  Please provide documentation to support the $XX.XX monthly fee.
								Cleared				XX/XX/XXXX		XXX	Cash Out: Home Improvement Renovation	Owner occupied		A	A	A	A	A	3/25/2024	04/05/2024	Yes	Yes				Non-QM: Lender documented all ATR UW factors	See escrow screenshot showing $XX.XX shortage.	A copy of the Escrow Shortage Analysis was provided and confirms the escrow shortage in the amount of $XX.XX. Exception cleared.
125693	XXXXX		XXXXXXX_-96366	Compliance	1	Charges That Cannot Increase Test
This loan failed the charges that cannot increase test.  (XX CFR §XXXX.XX(e)(X)(i))The loan contains charges that exceed the good faith determination according to §XXXX.XX(e)(X)(i).One or more of the final charges exceed the comparable amount. Your total tolerance violation is $XXX.XX.Please see the Tolerance Comparison Table that displays the Charges That Cannot Increase for a comparison of the data between the provided disclosures.An estimated closing cost disclosed pursuant to §XXXX.XX(e) is in good faith if the charge paid by or imposed on the consumer does not exceed the amount originally disclosed under §XXXX.XX(e)(X)(i).; PCCD attached crediting customer back $XXX for overage of fees charged.
Response and exception documentation provided to compliance for review. ; TILA XXXb Cure Required.  Refund in the amount of $XXX.XX; cure package requires a PCCD, LOE, Copy of Refund Check, and Proof of Delivery or Valid COC. The zero tolerance violation in the amount of $XXX.XX is due to the increase of the Discount Points on second CD dated XX/XX/XXXX.  COC dated XX/XX/XXXX lists reason for change as "The loan program changed."  No change to loan program reflected on CDs or rate lock documentation.
								Cleared				XX/XX/XXXX		XXX	Cash Out: Home Improvement Renovation	Owner occupied		A	A	A	A	A	4/5/2024	04/15/2024		Yes	Yes			Higher Priced QM (APOR)	Discount points increased X/XX; DTI change over XX%.	Compliance reviewed the documentation and cleared the condition.
125702	XXXXX		XXXXXXX_651	Credit	1	Borrower Liabilities Verification Indicator is Partial
Borrower liabilities verified indicator is Partial. Unknown “Other” payment in the amount of $XX.XX is reflected on the XXXX as part of the PITIA payment, but there is no supporting documentation in the loan file. Please provide documentation to support the $XX.XX monthly fee.
								Cleared				XX/XX/XXXX		XXX	Cash Out: Other Multi purpose Unknown purpose	Owner occupied		A	A	A	A	A	3/25/2024	04/08/2024	Yes	Yes				Higher Priced QM (APOR)
Borrower liabilities verified indicator is Present.  See attached Escrow screen from the Xst Lien. The $XX.XX noted on the XXXX is the difference of the Base Escrow Payment + Shortage Spread. (XXX.XX+XX.XX) = $XXX.XX. XXXX = ($XXX+XXX.XX+XX.XX) = $XXX.XX.;
Escrow analysis received and reviewed.
																																The escrow shortage is confirmed and matches lender's calculation. Exception cleared.
125708	XXXXX		XXXXXXX_2578	Credit	1	Housing history does not meet guidelines
Housing history does not meet guidelines.    The Lender Guideline required zero late payments on the subject property for the last XX months.  The credit report in the loan file dated X/XX/XXXX reflects that a mortgage payment was not received in XXX of XXXX which is within the required XX month time frame.
								Cleared				XX/XX/XXXX		XXX	Cash Out: Other Multi purpose Unknown purpose	Owner occupied		A	A	A	A	A	3/26/2024	04/08/2024	Yes	Yes				Higher Priced QM (APOR)	Housing delinquency meets guidelines. Xst Lien Pay History Attached. Borrower made XXX's payment XX/X/XXXX and XXX's payment XX/XX/XXXX.; The lien payment history report was provided.	Reviewed and confirm the payments are in order and no lates were outlined for XX months. Exception cleared.
125715	XXXXX		XXXXXXX_2957	Property	1	Property located in FEMA Declared Disaster Area with no subsequent Property Inspection
Property located in FEMA Declared Disaster Area with no subsequent Property Inspection.  The subject property is located in XXX.  On XXX X, XXXX FEMA declared the County to be in a disaster area with individual assistance.  The Note date is XXX XX, XXXX and a post disaster property inspection or servicing notes addresssing the condition of the property were found in the loan file.
								Cleared				XX/XX/XXXX		XXX	Cash Out: Other Multi purpose Unknown purpose	Owner occupied		A	A	A	A	A	3/29/2024	04/17/2024	Yes	Yes				Safe Harbor QM (APOR)	Post Disaster Inspection provided. Inspection attached.; Inspection dated	X/XX/XXXX provided showing property has no damage. Exception cleared.
125722	XXXXX		XXXXXXX_651	Credit	1	Borrower Liabilities Verification Indicator is Partial
Unknown payment in the amount of $XX.XX/month is reflected on the XXXX but there is not any supporting documentation in the file and no notes on the XXXX.  Please provide the documentation to support the $XX.XX monthly amount.; The $XX.XX noted on the XXXX is invalid and should have been removed. HOI Annual Premium = $XXXX; Annual Tax = $X,XXX. Monthly = $XXX.XX. DTI would adjust down from XX.XXX to XX.XXX%
Please provide an updated XXXX removing the $XX.XX fee.
								Cleared				XX/XX/XXXX		XXX	Cash Out: Other Multi purpose Unknown purpose	Owner occupied		A	A	A	A	A	3/26/2024	04/12/2024	Yes	Yes				Higher Priced QM (APOR)
Borrower liabilities verified indicator is Present.  Required Xst lien PITI at origination was XXXX.XX see updated XXXX;
Updated XXXX received and reviewed.  Confirmed the Xst lien PITIA payment is $XXXX.XX.
																																The Senior Lien PI payment was incorrectly written on the original XXXX. Confirmed the amount and updated the loan. Exception cleared.
125733	XXXXX		XXXXXXX_3533	Compliance	1	Higher-Priced Mortgage Loan Full Appraisal Not Provided (12 CFR 1026.35(c)(3))
Loan is a Higher-Priced Mortgage Loan and Appraisal product used to qualify is Form XXXX.; The loan meets QM Eligibility which meets the exception requirements, full appraisal is not required.
Response and copy of Mavent Report was provided to compliance for review.
								Cleared				XX/XX/XXXX		XXX	Cash Out: Other Multi purpose Unknown purpose	Owner occupied		A	A	A	A	A	3/25/2024	04/08/2024	Yes	Yes				Higher Priced QM (APOR)	The loan meets QM Eligibility which meets the exception requirements, full appraisal is not	Compliance reviewed the documentation and cleared the condition
125744	XXXXX		XXXXXXX_1261	Credit	1	Borrower Income Verification does not match Approval
The borrower income verification does not match approval. Base income from XXX County for the borrower was included in the debt-to-income ratio calculation. The loan documentation in file did not include verification of XXXX earnings. Please provide documentation to support XXXX earnings from XXX County.
								Cleared				XX/XX/XXXX		XXX	Cash Out: Other Multi purpose Unknown purpose	Owner occupied		A	A	A	A	A	3/28/2024	04/05/2024	Yes	Yes				Higher Priced QM (APOR)	The borrower income verification does match approval. Income analysis attached. UW used YTD Monthly average + Average of XXXX/XXXX income. ;	Received a copy of the income analysis and confirm the base income is using being calculated using the paystubs which confirms bi-weekly payments. Exception cleared.
125759	XXXXX		XXXXXXX_651	Credit	1	Borrower Liabilities Verification Indicator is Partial	XXXX reflects shortage of $XX.XX. Missing evidence of escrow analysis shortage in file.	Cleared				XX/XX/XXXX		XXX	Cash Out: Other Multi purpose Unknown purpose	Owner occupied		A	A	A	A	A	3/28/2024	04/05/2024	Yes	Yes				Safe Harbor QM (APOR)	Borrower liabilities verified indicator is Present. See attached screenshot showing Xst Lien Shortage Spread of $XX.XX.;	A copy of the Escrow Shortage Analysis was provided and confirms the escrow shortage in the amount of $XX.XX. Exception cleared.
125780	XXXXX		XXXXXXX_651	Credit	1	Borrower Liabilities Verification Indicator is Partial
Unknown payment in the amount of $XXX.XX/mos is reflected on the XXXX but there is no supporting documentation in the file. There isd an Escrow Review Statement that reflects an escrow shortage of $XXX.XX/mos, however, the figure on this statement does not match with the figure on the XXXX. Please provide documentation to support the XXX.XX monthly fee.
								Cleared				XX/XX/XXXX		XXX	Cash Out: Other Multi purpose Unknown purpose	Owner occupied		A	A	A	A	A	4/5/2024	04/10/2024	Yes	Yes				Higher Priced QM (APOR)
Borrower liabilities verified indicator is Present.  $XXX.XX Other payment is shortage of HOI and Taxes. Escrow $XXX.XX + Shortage $XX.XX = $XXX.XX. XXXX reflects HOI $XXX.XX + Tax $XXX.XX + Other $XXX.XX = $XXX.XX. Overstating DTI by $X.XX which would reduce DTI from XX.XXX to XX.XXX%;
Copy of Escrow
																																Analysis was provided. Re-reviewed the calculation and confirmed the updated calculation dropping the DTI down correctly. Exception cleared.
125785	XXXXX		XXXXXXX_651	Credit	1	Borrower Liabilities Verification Indicator is Partial
Borrower liabilities verified indicator is Partial: Unknown fee reflected on the XXXX for $XXX.XX/mos but there is no supporting documents in file. There is an Escrow Statement that reflects a escrow shortage of $XX.XX/mos however the amount do not match. Please provide documentation to support the fee of $XXX.XX reflected on the XXXX.
								Cleared				XX/XX/XXXX		XXX	Cash Out: Other Multi purpose Unknown purpose	Owner occupied		A	A	A	A	A	4/4/2024	04/10/2024	Yes	Yes				Safe Harbor QM (APOR)
Borrower liabilities verified indicator is Present.  $XXX.XX Other payment is shortage of HOI and Taxes. Escrow $XXX.XX + Shortage $XX.XX = $XXX.XX. XXXX reflects HOI $XX.XX + Tax $XXX.XX + Other $XXX.XX = $XXX.XX. Overstating DTI by $X.XX which would reduce DTI from XX.XXX to XX.XXX%;

																																Copy of Escrow Analysis was provided. Re-reviewed the calculation and confirmed the updated calculation dropping the DTI down correctly. Exception cleared.
125786	XXXXX		XXXXXXX_-96366	Compliance	1	Charges That Cannot Increase Test
This loan failed the charges that cannot increase test.  (XX CFR §XXXX.XX(e)(X)(i))The loan contains charges that exceed the good faith determination according to §XXXX.XX(e)(X)(i).One or more of the final charges exceed the comparable amount. Your total tolerance violation is $X.XX.Please see the Tolerance Comparison Table that displays the Charges That Cannot Increase for a comparison of the data between the provided disclosures.An estimated closing cost disclosed pursuant to §XXXX.XX(e) is in good faith if the charge paid by or imposed on the consumer does not exceed the amount originally disclosed under §XXXX.XX(e)(X)(i).; Discount points increased on X/X LE as DTI changed, >XX% X/XX – timely.
Response and documentation provided to compliance for review. ; TILA XXXb Cure required.  Refund in the amount of $XXX.XX, cure requires a valid coc or a cure package with a post closing CD, letter of explanation, proof of refund, and proof of delivery.The discount points of $XXX.XX were added on the LE issued X/X/XXXX. The file does not contain a valid COC for the addition of the Discount fee.
								Cleared				XX/XX/XXXX		XXX	Cash Out: Other Multi purpose Unknown purpose	Owner occupied		A	A	A	A	A	3/28/2024	04/16/2024	Yes	Yes				Higher Priced QM (APOR)	Discount points increased on X/X LE as DTI changed, >XX% X/XX – timely.
This loan passed the charges that cannot increase test.  (XX CFR §XXXX.XX(e)(X)(i))The loan contains charges that do not exceed the good faith determination according to §XXXX.XX(e)(X)(i).Please see the Tolerance Comparison Table that displays the Charges That Cannot Increase for a comparison of the data between the provided disclosures.An estimated closing cost disclosed pursuant to §XXXX.XX(e) is in good faith if the charge paid by or imposed on the consumer does not exceed the amount originally disclosed under §XXXX.XX(e)(X)(i).

125794	XXXXX		XXXXXXX_-96366	Compliance	1	Charges That Cannot Increase Test
This loan failed the charges that cannot increase test.  (XX CFR §XXXX.XX(e)(X)(i))The loan contains charges that exceed the good faith determination according to §XXXX.XX(e)(X)(i).One or more of the final charges exceed the comparable amount. Your total tolerance violation is $X.XX.Please see the Tolerance Comparison Table that displays the Charges That Cannot Increase for a comparison of the data between the provided disclosures.An estimated closing cost disclosed pursuant to §XXXX.XX(e) is in good faith if the charge paid by or imposed on the consumer does not exceed the amount originally disclosed under §XXXX.XX(e)(X)(i).; TILA XXXb Cure required.  Refund in the amount of $XX.XX, cure requires a valid coc or a cure package with a post closing CD, letter of explanation, proof of refund, and proof of delivery.The discount points of $XXX.XXincreased on CD issued XX/XX/XXXX by $XX.XX but we are missing evidence that the borrower received this LE prior to the closing date. The file is missing evidence the borrower acknowledged this LE prior to close which will cure the exception.

								Cleared				XX/XX/XXXX		XXX	Cash Out: Other Multi purpose Unknown purpose	Owner occupied		A	A	A	A	A	4/1/2024	04/11/2024	Yes	Yes				Higher Priced QM (APOR)	Evidence borrower reviewed the LE Issued X/X attached.	Compliance reviewed the documentation and cleared the condition
125820	XXXXX		XXXXXXX_2110	Credit	1	Qualifying DTI exceeds Guideline Maximum Allowable	Qualifying DTI of XX.XX exceeds guideline maximum of XX.XX.; DTI exceeds maximum allowed due to not including XXX Auth user account with $XXX monthly payment with no evidence in file to omit.	Cleared				XX/XX/XXXX		XXX	Cash Out: Other Multi purpose Unknown purpose	Owner occupied		A	A	A	A	A	3/29/2024	04/10/2024	Yes	Yes				Safe Harbor QM Risk (APOR)	Documentation provided to support Qualifying DTI below XX.XX. See attached credit supplement with XXX account removed. ;	Received credit supplement showing the XXX account was removed due to being authorized user account. Exception cleared.
125826	XXXXX		XXXXXXX_722	Credit	1	Borrower Credit Report Indicator is Partial
Credit report in file reflects XXX was Frozen due to Federal Regulations, therefore,  is not considered a Tri-Merge report as required per Lender matrix.  Please provide Tri-Merge credit report reflecting debts were received from all X repositories.
								Cleared				XX/XX/XXXX		XXX	Cash Out: Other Multi purpose Unknown purpose	Owner occupied		A	A	A	A	A	4/4/2024	04/12/2024	Yes	Yes				Safe Harbor QM (APOR)
Borrower credit report indicator is Present.  Please see attached response confirming the credit report used was acceptable. ;
LOX received stating - A Tri-merge credit report was requested as required, therefore a tri-merge credit report was included.  It is noted that a borrower with credit data frozen at two or more of the repositories are ineligible but our borrower only has X frozen.  Each borrower must have a valid and usabel score from at least two of the three agencies.
																																Re-reviewed the credit report and confirmed; the updated credit report pulled on X/X/XXXX shows X scores. Guidelines are confirmed this acceptable. Exception cleared.
125839	XXXXX		XXXXXXX_-96117	Compliance	1	Qualified Mortgage APR Threshold Finding
This loan has an APR that equals or exceeds the threshold for a qualified mortgage. ( XX CFR §XXXX.XX(e)(X)(vi) )This loan has a note amount of $XXX,XXX.XX and a calculated qualified mortgage APR of XX.XXX%, which equals or exceeds the calculated qualified mortgage APR threshold of X.XXX%.A qualified mortgage is a covered transaction for which, among other requirements, is not negatively amortizing and:The note amount for a first lien is greater than or equal to $XXX,XXX.XX, and its APR calculated per the requirements of XX CFR §XXXX.XX(e)(X)(vi) is less than the APOR on the date the rate was set plus X.XX%; orThe note amount for a first lien on a manufactured home is less than $XXX,XXX.XX, and its APR calculated per the requirements of XX CFR §XXXX.XX(e)(X)(vi) is less than the APOR on the date the rate was set plus X.X%; orThe note amount for a first lien a non-manufactured home is less than $XXX,XXX.XX but greater than or equal to $XX,XXX.XX, and its APR calculated per the requirements of XX CFR §XXXX.XX(e)(X)(vi) is less than the APOR on the date the rate was set plus X.X%; orThe note amount for a second lien is greater than or equal to $XX,XXX.XX, and its APR calculated per the requirements of XX CFR §XXXX.XX(e)(X)(vi) is less than the APOR on the date the rate was set plus X.X%; orThe note amount on a first lien a non-manufactured home or a second lien is less than $XX,XXX.XX, and its APR calculated per the requirements of XX CFR §XXXX.XX(e)(X)(vi) is less than the APOR on the date the rate was set plus X.X%.
								Active				XX/XX/XXXX		XXX	Cash Out: Other Multi purpose Unknown purpose	Owner occupied		A	A	A	A	A	4/2/2024							Non-QM: Lender documented all ATR UW factors
125841	XXXXX		XXXXXXX_-96366	Compliance	1	Charges That Cannot Increase Test
This loan failed the charges that cannot increase test.  (XX CFR §XXXX.XX(e)(X)(i))The loan contains charges that exceed the good faith determination according to §XXXX.XX(e)(X)(i).One or more of the final charges exceed the comparable amount. Your total tolerance violation is $XXX.XX.Please see the Tolerance Comparison Table that displays the Charges That Cannot Increase for a comparison of the data between the provided disclosures.An estimated closing cost disclosed pursuant to §XXXX.XX(e) is in good faith if the charge paid by or imposed on the consumer does not exceed the amount originally disclosed under §XXXX.XX(e)(X)(i).; Discount points increased on X/XX as DTI changed, >XX%  – X/XX timely.
Response and documentation provided to compliance for review. ; TILA XXXb Cure required.  Refund in the amount of $XXX.XX, cure requires a valid COC or a cure package with a post-closing CD, letter of explanation, proof of refund, and proof of delivery. The discount points increased from $X,XXX on the initial CD to $X,XXX.XX on the final CD without a valid COC or material change to the loan amount, rate, or value. In addition, the signing fee increased from $XXX on the initial LE to $XXX on the final CD without a valid COC or cure. A total cure of $XXX.XX is required.
								Cleared				XX/XX/XXXX		XXX	Cash Out: Other Multi purpose Unknown purpose	Owner occupied		A	A	A	A	A	4/8/2024	04/24/2024	Yes	Yes				Safe Harbor QM (APOR)	Disclosure Issued X/XX/XX reflected the updated signing fee, due to the borrower requesting a XXX signing on X/XX.
This loan passed the charges that cannot increase test.  (XX CFR §XXXX.XX(e)(X)(i))The loan contains charges that do not exceed the good faith determination according to §XXXX.XX(e)(X)(i).Please see the Tolerance Comparison Table that displays the Charges That Cannot Increase for a comparison of the data between the provided disclosures.An estimated closing cost disclosed pursuant to §XXXX.XX(e) is in good faith if the charge paid by or imposed on the consumer does not exceed the amount originally disclosed under §XXXX.XX(e)(X)(i).

125855	XXXXX		XXXXXXX_2110	Credit	1	Qualifying DTI exceeds Guideline Maximum Allowable	Qualifying DTI of XX.XX exceeds guideline maximum of XX.XX.; DTI exceeds allowable XX%.	Cleared				XX/XX/XXXX		XXX	Cash Out: Home Improvement Renovation	Owner occupied		A	A	A	A	A	4/6/2024	4/12/2024	Yes	Yes				Higher Priced QM (APOR)
The monthly taxes for the subject property were found to be slightly lower than as delivered. Monthly tax liability has been corrected to $XXX.XX, based on the tax certification in file and provided. Revised DTI is XX.XXX% and is now within program guidelines. Updated XXXX transmittal summary reflecting these changes is enclosed.
																																Received an LOX, updated XXXX; and updated tax report showing the change in the tax amount. Reviewed and confirmed. Taxes were updated accordingly - exception cleared.
125856	XXXXX		XXXXXXX_-96366	Compliance	1	Charges That Cannot Increase Test
This loan failed the charges that cannot increase test.  (XX CFR §XXXX.XX(e)(X)(i))The loan contains charges that exceed the good faith determination according to §XXXX.XX(e)(X)(i).One or more of the final charges exceed the comparable amount. Your total tolerance violation is $XXX.XX.Please see the Tolerance Comparison Table that displays the Charges That Cannot Increase for a comparison of the data between the provided disclosures.An estimated closing cost disclosed pursuant to §XXXX.XX(e) is in good faith if the charge paid by or imposed on the consumer does not exceed the amount originally disclosed under §XXXX.XX(e)(X)(i).; Discount points increased on X/XX as DTI changed, >XX%  – X/XX timely.
Response and documentation were provided to compliance for review. ; TILA XXXb Cure Required
Refund in the amount of $XXX.XX
Cure Package requires a PCCD, LOX, Copy of refund check and proof of delivery to the borrower OR Valid COC.
The Zero tolerance violation is due to the increase in Discount Points on the CD dated X.XX.XXXX and no COC was found in the file explaining the reason for the increase.
Please provide a Valid COC or Cure Package.
								Cleared				XX/XX/XXXX		XXX	Cash Out: Other Multi purpose Unknown purpose	Owner occupied		A	A	A	A	A	4/5/2024	04/16/2024	Yes	Yes				Higher Priced QM (APOR)	Discount points increased on X/XX as DTI changed, >XX% – X/XX timely.
This loan passed the charges that cannot increase test.  (XX CFR §XXXX.XX(e)(X)(i))The loan contains charges that do not exceed the good faith determination according to §XXXX.XX(e)(X)(i).Please see the Tolerance Comparison Table that displays the Charges That Cannot Increase for a comparison of the data between the provided disclosures.An estimated closing cost disclosed pursuant to §XXXX.XX(e) is in good faith if the charge paid by or imposed on the consumer does not exceed the amount originally disclosed under §XXXX.XX(e)(X)(i).

125860	XXXXX		XXXXXXX_-96117	Compliance	1	Qualified Mortgage APR Threshold Finding
This loan has an APR that equals or exceeds the threshold for a qualified mortgage. ( XX CFR §XXXX.XX(e)(X)(vi) )This loan has a note amount of $XXX,XXX.XX and a calculated qualified mortgage APR of XX.XXX%, which equals or exceeds the calculated qualified mortgage APR threshold of XX.XXX%.A qualified mortgage is a covered transaction for which, among other requirements, is not negatively amortizing and:The note amount for a first lien is greater than or equal to $XXX,XXX.XX, and its APR calculated per the requirements of XX CFR §XXXX.XX(e)(X)(vi) is less than the APOR on the date the rate was set plus X.XX%; orThe note amount for a first lien on a manufactured home is less than $XXX,XXX.XX, and its APR calculated per the requirements of XX CFR §XXXX.XX(e)(X)(vi) is less than the APOR on the date the rate was set plus X.X%; orThe note amount for a first lien a non-manufactured home is less than $XXX,XXX.XX but greater than or equal to $XX,XXX.XX, and its APR calculated per the requirements of XX CFR §XXXX.XX(e)(X)(vi) is less than the APOR on the date the rate was set plus X.X%; orThe note amount for a second lien is greater than or equal to $XX,XXX.XX, and its APR calculated per the requirements of XX CFR §XXXX.XX(e)(X)(vi) is less than the APOR on the date the rate was set plus X.X%; orThe note amount on a first lien a non-manufactured home or a second lien is less than $XX,XXX.XX, and its APR calculated per the requirements of XX CFR §XXXX.XX(e)(X)(vi) is less than the APOR on the date the rate was set plus X.X%.
								Active				XX/XX/XXXX		XXX	Cash Out: Other Multi purpose Unknown purpose	Owner occupied		A	A	A	A	A	4/2/2024							Non-QM: Lender documented all ATR UW factors
125864	XXXXX		XXXXXXX_-96366	Compliance	1	Charges That Cannot Increase Test
This loan failed the charges that cannot increase test.  (XX CFR §XXXX.XX(e)(X)(i))The loan contains charges that exceed the good faith determination according to §XXXX.XX(e)(X)(i).One or more of the final charges exceed the comparable amount. Your total tolerance violation is $XXX.XX.Please see the Tolerance Comparison Table that displays the Charges That Cannot Increase for a comparison of the data between the provided disclosures.An estimated closing cost disclosed pursuant to §XXXX.XX(e) is in good faith if the charge paid by or imposed on the consumer does not exceed the amount originally disclosed under §XXXX.XX(e)(X)(i).; Discount points increased on X/XX as DTI changed, >XX%  – timely.
Response and documentation was provided to compliance for review. ; TILA XXXb cure required
Refund in the amount of $XXX.XX requires a PCCD, LOE, copy of refund check and proof of delivery OR Valid COC.
The zero tolerance violation is due to the increase in discount points. The COC in file dated XX/XX/XX advised of a pricing change, however when Rate Lock  docs reviewed showing the  increase their was no change in rate or anything to show proof of a change.
								Cleared				XX/XX/XXXX		XXX	Cash Out: Other Multi purpose Unknown purpose	Owner occupied		A	A	A	A	A	3/31/2024	04/16/2024	Yes	Yes				Higher Priced QM (APOR)	Discount points increased on X/XX as DTI changed, >XX% – timely.
This loan passed the charges that cannot increase test.  (XX CFR §XXXX.XX(e)(X)(i))The loan contains charges that do not exceed the good faith determination according to §XXXX.XX(e)(X)(i).Please see the Tolerance Comparison Table that displays the Charges That Cannot Increase for a comparison of the data between the provided disclosures.An estimated closing cost disclosed pursuant to §XXXX.XX(e) is in good faith if the charge paid by or imposed on the consumer does not exceed the amount originally disclosed under §XXXX.XX(e)(X)(i).

125866	XXXXX		XXXXXXX_-96366	Compliance	1	Charges That Cannot Increase Test
This loan failed the charges that cannot increase test.  (XX CFR §XXXX.XX(e)(X)(i))The loan contains charges that exceed the good faith determination according to §XXXX.XX(e)(X)(i).One or more of the final charges exceed the comparable amount. Your total tolerance violation is $XXX.XX.Please see the Tolerance Comparison Table that displays the Charges That Cannot Increase for a comparison of the data between the provided disclosures.An estimated closing cost disclosed pursuant to §XXXX.XX(e) is in good faith if the charge paid by or imposed on the consumer does not exceed the amount originally disclosed under §XXXX.XX(e)(X)(i).; Borrower requested a dual signing at closing increasing the fee.
Response and documentation provided to compliance for review. ; TILA XXXb Cure required. Refund in the amount of $XXX.XX, cure package requires a PCCD, LOE, Copy of Refund Check, and Proof of Deliery or Valid COC. The tolerance violation is due to addition of the Title Signing Fee added on the final CD dated X/XX/XXXX with no valid COC in file.
								Cleared				XX/XX/XXXX		XXX	Cash Out: Other Multi purpose Unknown purpose	Owner occupied		A	A	A	A	A	4/5/2024	04/12/2024	Yes	Yes				Higher Priced QM (APOR)	Borrower requested a dual signing at closing increasing the fee.
This loan passed the charges that cannot increase test.  (XX CFR §XXXX.XX(e)(X)(i))The loan contains charges that do not exceed the good faith determination according to §XXXX.XX(e)(X)(i).Please see the Tolerance Comparison Table that displays the Charges That Cannot Increase for a comparison of the data between the provided disclosures.An estimated closing cost disclosed pursuant to §XXXX.XX(e) is in good faith if the charge paid by or imposed on the consumer does not exceed the amount originally disclosed under §XXXX.XX(e)(X)(i).

125873	XXXXX		XXXXXXX_897	Credit	1	Underwriting CLTV exceeds Guideline Maximum Allowable
Underwriting CLTV of XX.XX  is greater than the maximum allowable guideline CLTV of XX.XX. The Principal Balance used was $XXX,XXX.XX, the lowest verified balance from the payment history is $XXX,XXX.XX which causes the CLTV to exceed the maximum allowed by the guidelines of XX%. Please provide evidence of the ower balance.
								Cleared				XX/XX/XXXX		XXX	Cash Out: Other Multi purpose Unknown purpose	Owner occupied		A	A	A	A	A	4/8/2024	04/15/2024	Yes	Yes				Higher Priced QM (APOR)	Original CLTV of XX.XX adheres to the guideline maximum CLTV of XX.XX. See Xst lien pay history reflecting balance prior to close of $XXX,XXX.XX;	Received lender's payment history confirming the most recent Senior Lien balance is $XXX,XXX.XX. Updating loan - exception cleared.
125876	XXXXX		XXXXXXX_2110	Credit	2	Qualifying DTI exceeds Guideline Maximum Allowable
Qualifying DTI of XX.XX exceeds guideline maximum of XX.XX.  Per the updated credit report dated X/X/XXXX; the liability amounts were increased.  Income (SSI/Retirement) amounts match lender's calculation - DTI is triggered based on the higher liabilities.
								Acknowledged				XX/XX/XXXX		XXX	Cash Out: Other Multi purpose Unknown purpose	Owner occupied		B	B	B	B	B	4/4/2024	04/16/2024		No	No	Yes		Safe Harbor QM (APOR)
We have reviewed both credit reports and the liabilities delivered with the loan and agree that there are two liabilities with higher payments based on the X/X credit report. XXXX #XXXX has been updated from $XX monthly to $XX, and XXX has been updated from $XX to $XX.
																																Acknowledged by Client- compensating factors of XXX FICO, CLTV of XX.XXX%
125891	XXXXX		XXXXXXX_-96474	Compliance	1	Revised Loan Estimate Delivery Date Test (prior to consummation)
This loan failed the revised loan estimate delivery date test (prior to consummation) due to one of the following findings: ( XX CFR §XXXX.XX(e)(X)(ii) )The revised loan estimate delivery date is provided and the revised loan estimate method of delivery is marked as either:"USPS First Class Mail" or "Electronic Delivery" or blank, and the revised loan estimate delivery date is less than seven business days (counting all calendar days except Sunday and specified legal public holidays) before the consummation date, or closing / settlement date if no consummation date is provided, of the transaction; or"In Person" and the revised loan estimate delivery date is less than four business days (counting all calendar days except Sunday and specified legal public holidays) before the consummation date, or closing / settlement date if no consummation date is provided, of the transaction; orThe revised loan estimate receipt date is provided and the revised loan estimate receipt date is less than four business days (counting all calendar days except Sunday and specified legal public holidays) before the consummation date, or closing / settlement date if no consummation date is provided, of the transaction; orThe revised loan estimate delivery date is on or after the initial closing disclosure delivery date.The creditor shall not provide a revised version of the disclosures required under §XXXX.XX(e)(X)(i) on or after the date on which the creditor provides the disclosures required under §XXXX.XX(f)(X)(i). The consumer must receive a revised version of the disclosures required under §XXXX.XX(e)(X)(i) not later than four business days prior to consummation. If the revised version of the disclosures required §XXXX.XX(e)(X)(i) is not provided to the consumer in person, the consumer is considered to have received such version three business days after the creditor delivers or places such version in the mail.; Audit Log attached showing borrower reviewed LE from X/XX/XX on X/XX/XX.
Response and exception documentation provided to compliance for review. ; Documentation Required - Missing proof borrower received revised Loan Estimate dated X/XX/XXXX at least X days prior to consummation. No proof of receipt in file, therefore the mailbox rule is used. The Edelivery document in file does not show the borrower logged in to view the LE
								Cleared				XX/XX/XXXX		XXX	Cash Out: Other Multi purpose Unknown purpose	Owner occupied		A	A	A	A	A	4/1/2024	04/11/2024	Yes	Yes				Higher Priced QM (APOR)	Audit Log attached showing borrower reviewed LE from X/XX/XX on X/XX/XX.	Compliance reviewed the documentation and cleared the condition.
125892	XXXXX		XXXXXXX_651	Credit	1	Borrower Liabilities Verification Indicator is Partial	The XXXX reflects an escrow shortage of $XX.XX/mo; however, the file is missing the escrow review analalysis to verify the amount.	Cleared				XX/XX/XXXX		XXX	Cash Out: Debt Consolidation Proceeds used to pay off existing loans other than loans secured by real estate	Owner occupied		A	A	A	A	A	3/30/2024	04/15/2024	Yes	Yes				Higher Priced QM (APOR)
Borrower liabilities verified indicator is Present.  $XX.XX Other payment is shortage of HOI and Taxes. Escrow $XXX.XX + Shortage $X.XX = $XXX.XX. ;
XXXX reflects HOI $XXX.XX+ Tax $XXX.XX + Other $XX.XX = $XXX.XX. ;
Overstating DTI by $XX.XX;
Required Xst lien payment at time of origination was $ XXXX.XX. Please see updated XXXX. ;

																																Re-reviewed the documentation and confirmed the current subject PITIA matches the updated XXXX. Exception cleared.
125893	XXXXX		XXXXXXX_-96366	Compliance	1	Charges That Cannot Increase Test
This loan failed the charges that cannot increase test.  (XX CFR §XXXX.XX(e)(X)(i))The loan contains charges that exceed the good faith determination according to §XXXX.XX(e)(X)(i).One or more of the final charges exceed the comparable amount. Your total tolerance violation is $XXX.XX.Please see the Tolerance Comparison Table that displays the Charges That Cannot Increase for a comparison of the data between the provided disclosures.An estimated closing cost disclosed pursuant to §XXXX.XX(e) is in good faith if the charge paid by or imposed on the consumer does not exceed the amount originally disclosed under §XXXX.XX(e)(X)(i).; Discount points increased on X/XX as DTI changed, >XX%  – X/XX timely.
Response and documentation provided to compliance for review. ; TILA XXXb Cure Required.  Refund in the amount of $XXX; cure package requires a PCCD, LOE, Copy of Refund Check, and Proof of Delivery or Valid COC. The zero tolerance violation in the amount of $XXX is due to the addition of discount points on LE dated XX/XX/XXXX.  COC dated XX/XX/XXXX reflects reason for change as "Property type change, not previously known" which is not valid reason for addition of fee.
								Cleared				XX/XX/XXXX		XXX	Cash Out: Other Multi purpose Unknown purpose	Owner occupied		A	A	A	A	A	4/5/2024	04/16/2024	Yes	Yes				Higher Priced QM (APOR)	Discount points increased on X/XX as DTI changed, >XX% – X/XX timely.
This loan passed the charges that cannot increase test.  (XX CFR §XXXX.XX(e)(X)(i))The loan contains charges that do not exceed the good faith determination according to §XXXX.XX(e)(X)(i).Please see the Tolerance Comparison Table that displays the Charges That Cannot Increase for a comparison of the data between the provided disclosures.An estimated closing cost disclosed pursuant to §XXXX.XX(e) is in good faith if the charge paid by or imposed on the consumer does not exceed the amount originally disclosed under §XXXX.XX(e)(X)(i).

125894	XXXXX		XXXXXXX_-96366	Compliance	1	Charges That Cannot Increase Test
This loan failed the charges that cannot increase test.  (XX CFR §XXXX.XX(e)(X)(i))The loan contains charges that exceed the good faith determination according to §XXXX.XX(e)(X)(i).One or more of the final charges exceed the comparable amount. Your total tolerance violation is $XXX.XX.Please see the Tolerance Comparison Table that displays the Charges That Cannot Increase for a comparison of the data between the provided disclosures.An estimated closing cost disclosed pursuant to §XXXX.XX(e) is in good faith if the charge paid by or imposed on the consumer does not exceed the amount originally disclosed under §XXXX.XX(e)(X)(i).; Discount points increased on X/X as DTI changed, >XX%  – X/X timely.
Reponse and documentation provided to compliance for review. ; TILA XXXb Cure required.  Refund in the amount of $XXX.XX, cure requires a valid COC or a cure package with a post-closing CD, letter of explanation, proof of refund, and proof of delivery. The discount points increased from $XXX.XX on the initial LE to $XXX.XX on the LD dated X/X/XXXX without a valid COC or cure provided. The COC dated XX/XX/XXXX indicated a loan amount change, however, the loan amount remained the same from application to closing.
								Cleared				XX/XX/XXXX		XXX	Cash Out: Home Improvement Renovation	Owner occupied		A	A	A	A	A	4/5/2024	04/16/2024	Yes	Yes				Higher Priced QM (APOR)	Discount points increased on X/X as DTI changed, >XX% – X/X timely.
This loan passed the charges that cannot increase test.  (XX CFR §XXXX.XX(e)(X)(i))The loan contains charges that do not exceed the good faith determination according to §XXXX.XX(e)(X)(i).Please see the Tolerance Comparison Table that displays the Charges That Cannot Increase for a comparison of the data between the provided disclosures.An estimated closing cost disclosed pursuant to §XXXX.XX(e) is in good faith if the charge paid by or imposed on the consumer does not exceed the amount originally disclosed under §XXXX.XX(e)(X)(i).

125916	XXXXX		XXXXXXX_651	Credit	1	Borrower Liabilities Verification Indicator is Partial
The XXXX reflects an other payment of the proposed payment of $XX.XX which notes state is an escrow shortage; however, documentation is not in file to verify this amount, the file is missing the excrow analysis.  Documentation is required to verify the monthly escrow shortage of $XX.XX.
								Cleared				XX/XX/XXXX		XXX	Cash Out: Other Multi purpose Unknown purpose	Owner occupied		A	A	A	A	A	4/5/2024	04/15/2024	Yes	Yes				QM: Safe Harbor
Borrower liabilities verified indicator is Present.  $XX.XX Other payment is shortage of HOI and Taxes. Escrow $XXX.XX + Shortage $XXX.XX = $XXX.XX. ;
XXXX reflects HOI $XXX.XX + Tax $XXX.XX + Other $XX.XX = $XXX.XX. ;
Overstating DTI by $X.XX;
Required Xst lien payment at time of origination was $XXXX.XX. Please see updated XXXX. ;

																																Re-reviewed the documentation in the file and confirmed - final PITIA calculation matches updated XXXX. Exception cleared.
125923	XXXXX		XXXXXXX_-98941	Compliance	1	High Cost Home Loan
High Cost Home Loan
 (IN HB XXXX, § XX, XX-X-X-X)
The loan is a high cost home loan, as defined in the legislation, due to all of the following findings:
The loan is a home loan; andThe loan fails either the interest rate threshold test or the points and fees threshold test.; Documentation Required:
Please provide the undiscounted rate for bonafide points and fees testing
								Cleared				XX/XX/XXXX		XXX	Cash Out: Other Multi purpose Unknown purpose	Owner occupied		A	A	A	A	A	4/8/2024		Yes	Yes				Higher Priced QM (APOR)		HPML Compliant
125923	XXXXX		XXXXXXX_-98942	Compliance	1	XXX High Cost Home Loan Points and Fees Threshold Test
This loan failed the points and fees threshold test due to one of the following findings:
 (IN HB XXXX, § XX, XX-X-X-X)The home loan has a loan principal of $XX,XXX.XX or more and has total points and fees that exceed X% of the loan principal; orThe home loan has a loan principal of less than $XX,XXX.XX and has total points and fees that exceed X% of the loan principal.; Documentation Required:
Please provide the undiscounted rate for bonafide points and fees testing; Rate Stack attached
Response and document provided to compliance for review. ; State High cost points and fees over by XX.XX.
								Cleared				XX/XX/XXXX		XXX	Cash Out: Other Multi purpose Unknown purpose	Owner occupied		A	A	A	A	A	4/8/2024	04/12/2024	Yes	Yes				Higher Priced QM (APOR)	Rate Stack attached
This loan passed the points and fees threshold test due to one of the following findings:
 (XXX XXXX, § XX, XX-X-X-X)The home loan has a loan principal of $XX,XXX.XX or more and has total points and fees that do not exceed X% of the loan principal; orThe home loan has a loan principal of less than $XX,XXX.XX and has total points and fees that do not exceed X% of the loan principal.

125938	XXXXX		XXXXXXX_651	Credit	1	Borrower Liabilities Verification Indicator is Partial
Borrower liabilities verified indicator is Partial: The XXXX refl;ct an other payment of $XXX.XX/mo and indicates it is the combined amount consisting of $X.XX/mo escrow shortage; $XXX.XX/mo PMI and $X.XX/mo payment difference. However the file is missing the escrow review analysis or other documentaton to verify the breakdown.
								Cleared				XX/XX/XXXX		XXX	Cash Out: Other Multi purpose Unknown purpose	Owner occupied		A	A	A	A	A	3/30/2024	04/12/2024	Yes	Yes				Safe Harbor QM (APOR)
Borrower liabilities verified indicator is Present.  $XXX.XX Other payment is shortage of HOI and Taxes. Escrow $XXX.XX + Shortage $X.XX = $XXX.XX. XXXX reflects HOI $XXX.XX+ Tax $XXX.XX + Other $XXX.XX = $XXX.XX.;
A copy of the escrow analysis was received showing the new escrow payment and the shortage.
																																Re-calculated the amounts and confirmed the "other" payment is $XXX.XX per month. Exception cleared.